FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395
                                   ---------

                      FRANKLIN FEDERAL TAX-FREE INCOME FUND
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                --------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          -----

Date of reporting period: 1/31/10
                         --------

Item 1. Schedule of Investments.


Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                               PRINCIPAL
                                                                                                AMOUNT            VALUE
                                                                                            --------------   ---------------
MUNICIPAL BONDS 95.5%
ALABAMA 1.1%
Anniston Regional Medical Center Board Revenue, Series A, AMBAC Insured, 5.125%, 6/01/28    $    7,000,000   $     6,590,850
Courtland IDB Solid Waste Disposal Revenue, Champion International Corp. Project,
   Refunding, 6.00%, 8/01/29                                                                    12,000,000        11,469,600
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18,
   Series B, 5.50%, 9/01/33                                                                     18,500,000        19,059,995
Fairfield IDB Environmental Improvement Revenue, USX Corp. Project, Refunding, 5.45%,
   9/01/14                                                                                       1,445,000         1,446,850
Homewood GO, wts., Refunding, FSA Insured, 4.75%, 9/01/30                                        9,265,000         9,443,166
Mobile GO, wts., Refunding and Improvement, AMBAC Insured, 5.00%, 2/15/30                        5,000,000         5,189,550
Montgomery County Public Building Authority Revenue, wts., Facilities Project, NATL
   Insured, 5.00%, 3/01/31                                                                       6,250,000         6,495,125
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest
   Student Housing LLC University of Alabama Ridgecrest Residential Project, Assured
   Guaranty, 6.75%, 7/01/38                                                                     10,000,000        11,262,200
University of Alabama General Revenue, Series A,
   NATL Insured, 5.00%, 7/01/29                                                                 10,000,000        10,286,300
   NATL Insured, 5.00%, 7/01/34                                                                 10,500,000        10,678,080
   XLCA Insured, 5.00%, 7/01/28                                                                  5,000,000         5,271,450
   XLCA Insured, 5.00%, 7/01/32                                                                  5,500,000         5,719,780
University of Alabama University Revenues, Hospital, Series A, NATL Insured,
   Pre-Refunded, 5.875%, 9/01/31                                                                 5,000,000         5,213,400
University of South Alabama University Revenues, Tuition, Capital Improvement, Refunding,
   AMBAC Insured, 5.00%, 12/01/36                                                               11,570,000        11,682,460
                                                                                                             ---------------
                                                                                                                 119,808,806
                                                                                                             ---------------
ALASKA 0.4%
Alaska State HFC Revenue, General Housing, Series A, FGIC Insured, 5.00%,
   12/01/29                                                                                      4,000,000         4,009,920
   12/01/30                                                                                      3,500,000         3,499,755
Alaska State International Airports Revenues, Series B, NATL Insured, 5.00%, 10/01/28            5,100,000         5,138,658
Birmingham Waterworks Board Water Revenue, Series A, Assured Guaranty, 5.125%, 1/01/34           5,600,000         5,812,744
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center, Assured
   Guaranty, 6.00%, 9/01/32                                                                     20,000,000        22,899,000
                                                                                                             ---------------
                                                                                                                  41,360,077
                                                                                                             ---------------
ARIZONA 2.9%
Arizona State COP, Department Administration, Series A, FSA Insured, 5.00%, 10/01/27            10,000,000        10,238,000
Downtown Phoenix Hotel Corp. Revenue, Senior Series A, FGIC Insured, 5.00%,
   7/01/29                                                                                      14,465,000        11,640,853
   7/01/36                                                                                      15,000,000        11,542,200
Glendale Western Loop 101 Public Facilities Corp. Excise Tax Revenue, third lien, Series
   A, 6.25%, 7/01/38                                                                            10,000,000        10,547,400
Maricopa County IDA Health Facility Revenue, Catholic Healthcare West Project, Refunding,
   Series A, 5.00%, 7/01/16                                                                     17,250,000        17,317,793
Maricopa County IDA Hospital Facility Revenue, Mayo Clinic Hospital, 5.25%, 11/15/37            19,000,000        19,033,440
Maricopa County PCC, PCR, EI Paso Electric Co. Project, Series A, 7.25%, 2/01/40                10,000,000        11,304,400
Navajo County Pollution Control Corp. Revenue, Mandatory Put 6/01/16, Series E, 5.75%,
   6/01/34                                                                                       7,200,000         7,489,296
Phoenix Civic Improvement Corp. Airport Revenue, senior lien, Series A, 5.00%, 7/01/33          28,000,000        28,266,840
Phoenix Civic Improvement Corp. Distribution Revenue, Capital Appreciation, Civic Plaza,
   Series B, FGIC Insured, zero cpn. to 7/01/13, 5.50% thereafter,
   7/01/32                                                                                       6,000,000         5,233,020
   7/01/34                                                                                       5,000,000         4,288,100
   7/01/35                                                                                       9,860,000         8,407,129
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Refunding,
   5.00%, 7/01/32                                                                               21,095,000        21,896,188
   Series A, 5.00%, 7/01/34                                                                     10,000,000        10,294,700
Pima County IDA Lease Revenue,
   Metro Police Facility, Nevada Project, Series A, 5.25%, 7/01/31                               8,900,000         9,078,356
   Metro Police Facility, Nevada Project, Series A, 5.50%, 7/01/39                              22,500,000        22,812,300
   Pima County Arizona, 5.00%, 9/01/39                                                          20,000,000        19,369,000

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Federal Tax-Free Income Fund

Salt River Project Agricultural Improvement and Power District Electric System
   Revenue, Salt River Project,
   Refunding, Series A, 5.125%, 1/01/27                                                     $   35,000,000   $    36,541,050
   Series A, 5.00%, 1/01/38                                                                     10,000,000        10,262,300
   Series B, 5.00%, 1/01/25                                                                     17,500,000        18,378,325
Salt Verde Financial Corp. Senior Gas Revenue, 5.00%, 12/01/37                                  10,000,000         8,558,100
University Medical Center Corp. Hospital Revenue, 5.00%, 7/01/35                                 7,000,000         6,502,790
                                                                                                             ---------------
                                                                                                                 309,001,580
                                                                                                             ---------------
ARKANSAS 1.0%
Fort Smith Water and Sewer Revenue, Construction, Refunding, FSA Insured, 5.00%, 10/01/32       10,000,000        10,435,000
Little Rock Sewer Revenue, Construction, Series A, FSA Insured, 5.00%, 6/01/31                   8,690,000         9,090,609
Pope County PCR, Arkansas Power and Light Co. Project, Refunding, 6.30%,
   12/01/16                                                                                      2,600,000         2,615,548
   11/01/20                                                                                     60,500,000        60,767,410
University of Arkansas University Revenues,
   Construction, University of Arkansas for Medical Sciences Campus, Series B, NATL
      Insured, 5.00%, 11/01/28                                                                   1,000,000         1,036,640
   Various Facility, Fayetteville Campus, AMBAC Insured, 5.00%, 11/01/31                         7,705,000         8,021,907
   Various Facility, Fayetteville Campus, FGIC Insured, 5.00%, 12/01/27                          5,000,000         5,137,550
University of Central Arkansas Revenue, FGIC Insured, 5.00%, 11/01/37                            5,020,000         5,045,200
                                                                                                             ---------------
                                                                                                                 102,149,864
                                                                                                             ---------------
CALIFORNIA 10.4%
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Refunding,
   Series F, 5.00%, 4/01/31                                                                     20,000,000        20,445,200
   Series F-1, 5.00%, 4/01/28                                                                   24,000,000        25,296,960
   Series F-1, 5.00%, 4/01/34                                                                   10,000,000        10,187,200
California Health Facilities Financing Authority Revenue, Children's Hospital of
   Orange County, Series A, 6.50%,
   11/01/24                                                                                      5,000,000         5,495,500
   11/01/38                                                                                      8,000,000         8,472,560
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges,
   first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33                            24,500,000        28,502,810
California State Economic Recovery GO, Refunding, Series A, 5.25%, 7/01/21                      59,500,000        64,844,290
California State GO,
   6.00%, 5/01/18                                                                                  535,000           540,008
   5.90%, 4/01/23                                                                                1,200,000         1,204,752
   5.00%, 10/01/29                                                                              25,000,000        23,766,750
   FGIC Insured, 6.00%, 5/01/20                                                                    850,000           856,350
   Pre-Refunded, 5.125%, 6/01/25                                                                24,705,000        26,252,521
   Pre-Refunded, 5.25%, 4/01/27                                                                 17,500,000        20,399,050
   Pre-Refunded, 5.00%, 2/01/32                                                                 49,000,000        53,257,610
   Refunding, 5.00%, 2/01/26                                                                    47,000,000        46,237,660
   Various Purpose, 5.25%, 11/01/25                                                             16,260,000        16,412,519
   Various Purpose, 5.50%, 11/01/33                                                              2,500,000         2,451,075
   Various Purpose, 6.00%, 4/01/38                                                             100,000,000       101,397,000
   Various Purpose, 6.00%, 11/01/39                                                             25,000,000        25,365,500
   Various Purpose, Refunding, 5.25%, 3/01/38                                                   20,000,000        18,483,400
California State Public Works Board Lease Revenue,
   Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28                  2,740,000         2,782,881
   Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/27                   3,980,000         4,032,775
   Department of General Services, Buildings 8 and 9, Series A, 6.125%, 4/01/29                  5,000,000         5,074,750
   Various Capital Projects, Series I, 6.125%, 11/01/29                                         29,300,000        29,758,252
California Statewide CDA Revenue,
   Adventist, Series B, Assured Guaranty, 5.00%, 3/01/37                                        10,000,000         9,668,500
   St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47                              5,000,000         5,130,350
   St. Joseph Health System, Series E, FSA Insured, 5.25%, 7/01/47                              10,000,000         9,967,000
Colton Joint USD, GO, Election of 2008, Series A, Assured Guaranty, 5.375%, 8/01/34             15,000,000        15,116,400
Corona-Norco USD, GO, Capital Appreciation, Election of 2006, Series C, FSA Insured,
   zero cpn., 8/01/39                                                                            7,500,000         1,037,625
   zero cpn. to 8/01/17, 6.20% thereafter, 8/01/29                                               3,250,000         2,133,398
   zero cpn. to 8/01/17, 6.80% thereafter, 8/01/39                                               8,500,000         5,408,890
Foothill/Eastern Corridor Agency Toll Road Revenue,
   Capital Appreciation, Refunding, 5.85%, 1/15/23                                              35,000,000        35,418,600
   Capital Appreciation, Refunding, zero cpn., 1/15/24                                          65,000,000        26,559,000

Franklin Federal Tax-Free Income Fund

   Refunding, 5.75%, 1/15/40                                                                $   20,000,000   $    18,884,400
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue,
   Enhanced, Series A, AMBAC Insured, 5.00%, 6/01/45                                            13,255,000        10,869,498
   Pre-Refunded, 5.375%, 6/01/28                                                                50,000,000        50,834,000
   Series A-1, Pre-Refunded, 6.25%, 6/01/33                                                     21,970,000        24,562,899
Hacienda La Puente USD, GO, Election of 2000, Series B, FSA Insured, Pre-Refunded,
   5.00%, 8/01/27                                                                                5,000,000         5,698,100
Hartnell Community College District GO, Capital Appreciation, Election of 2002, Series
   D, zero cpn., 8/01/39                                                                        45,000,000         5,575,050
Inland Empire Tobacco Asset Securitization Corp. Revenue,
   Series A, 5.00%, 6/01/21                                                                     11,320,000         9,889,831
   Series C-1, zero cpn., 6/01/36                                                              100,000,000         9,129,000
Los Angeles Regional Airports Improvement Corp. Lease Revenue, Facilities Sublease,
   Delta Air Lines Inc., Los Angeles International Airport, Refunding, 6.35%, 11/01/25           7,500,000         7,011,225
Los Angeles USD, GO,
   Election of 2004, Series F, FSA Insured, 5.00%, 7/01/30                                      52,475,000        53,452,084
   Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/26                                    10,250,000        10,578,307
   Election of 2004, Series G, AMBAC Insured, 5.00%, 7/01/31                                    10,000,000        10,092,300
   Series A, NATL Insured, Pre-Refunded, 5.00%, 1/01/28                                         25,000,000        28,408,250
Los Angeles Wastewater System Revenue, Refunding, NATL Insured, 5.00%, 6/01/25                  10,000,000        10,201,900
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39                                   12,500,000        13,180,875
Metropolitan Water District of Southern California Waterworks Revenue, Series B-2, FGIC
   Insured, 5.00%, 10/01/27                                                                      9,645,000        10,003,215
New Haven USD, GO, Capital Appreciation, Assured Guaranty, zero cpn.,
   8/01/31                                                                                       2,055,000           520,716
   8/01/32                                                                                       7,830,000         1,833,081
   8/01/33                                                                                       7,660,000         1,658,390
Pajaro Valley USD, GO, Series A, FSA Insured, Pre-Refunded, 5.00%, 8/01/26                       5,285,000         6,022,892
Pomona USD, GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/29                     5,585,000         5,516,472
Sacramento County Airport System Revenue, Senior Series B, FSA Insured, 5.25%, 7/01/33          16,355,000        15,798,603
San Diego Public Facilities Financing Authority Water Revenue, Series B, 5.375%,                15,000,000        15,744,900
   8/01/34
San Francisco City and County COP, Multiple Capital Improvement Project, Series A,
   5.25%, 4/01/31                                                                               10,000,000        10,086,100
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
   Capital Appreciation, Refunding, Series A, 5.75%, 1/15/21                                    50,000,000        47,808,000
   senior lien, 5.00%, 1/01/33                                                                   5,000,000         3,942,750
   senior lien, ETM, zero cpn., 1/01/23                                                          7,000,000         4,219,110
Santa Ana USD, GO, Capital Appreciation, Election of 2008, Series B, Assured Guaranty,
   zero cpn.,
   8/01/35                                                                                      10,000,000         1,831,600
   8/01/36                                                                                      18,865,000         3,199,693
   8/01/37                                                                                      10,000,000         1,573,700
Santa Clara County GO, 5.00%, 8/01/34                                                           25,000,000        26,016,000
Upland USD, Election 2008, Series B, zero cpn., 8/01/39                                         50,075,000         6,694,527
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39                       3,000,000         3,081,330
West Contra Costa USD, GO, Election 2005, Series C-1, Assured Guaranty, zero cpn.,
   8/01/29                                                                                      10,000,000         2,788,200
   8/01/30                                                                                      20,845,000         5,379,052
   8/01/31                                                                                      20,000,000         4,761,200
   8/01/32                                                                                      10,730,000         2,353,304
Whittier UHSD, GO, Capital Appreciation Bonds, Refunding, zero cpn., 8/01/34                    20,000,000         4,047,400
                                                                                                             ---------------
                                                                                                               1,105,205,090
                                                                                                             ---------------
COLORADO 2.1%
Aurora Water Improvement Revenue, first lien, Series A, AMBAC Insured, 5.00%,
   8/01/32                                                                                      10,000,000        10,386,000
   8/01/36                                                                                      41,235,000        41,853,525
   8/01/39                                                                                      26,930,000        27,283,052
Colorado Health Facilities Authority Revenue,
   Hospital, Refunding, Series B, FSA Insured, 5.25%, 3/01/36                                   10,000,000        10,015,600
   Valley View Hospital Assn., Refunding, 5.50%, 5/15/28                                         5,000,000         4,937,150
   Valley View Hospital Assn., Refunding, 5.75%, 5/15/36                                         7,000,000         6,706,910
Colorado Springs Airport Revenue, Capital Appreciation, Series C, ETM, zero cpn., 1/01/11        1,450,000         1,439,096
Colorado State Board of Governors University Enterprise System Revenue, Series A,
   FSA Insured, 5.00%, 3/01/37                                                                  10,000,000        10,257,200
   NATL Insured, 5.00%, 3/01/37                                                                 10,000,000        10,257,200

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Colorado State Higher Education Capital Construction Lease Purchase Financing Program
   COP,
   5.50%, 11/01/27                                                                          $    7,335,000   $     7,925,981
   Pre-Refunded, 5.50%, 11/01/27                                                                 2,665,000         3,221,852
Colorado Water Resources and Power Development Authority Water Resources Revenue,
   Arapahoe County Water Improvement, Series E, NATL Insured, 5.00%, 12/01/35                   10,000,000         9,842,500
Denver City and County Airport Revenue, System, Refunding, Series A, XLCA Insured,
   5.00%, 11/15/25                                                                               8,000,000         8,283,520
Mesa State College Auxiliary Facilities Enterprise Revenue, XLCA Insured, 5.00%, 5/15/35         9,950,000         9,767,119
Northwest Parkway Public Highway Authority Revenue, Series A, AMBAC Insured, Pre-
   Refunded, 5.125%, 6/15/31                                                                     7,500,000         8,073,225
Park Creek Metropolitan District Revenue, Senior Property Tax Support, Refunding and
   Improvement, Assured Guaranty, 6.25%, 12/01/30                                                6,000,000         6,542,160
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38              20,000,000        22,035,800
Pueblo County School District No. 060 GO, FGIC Insured, Pre-Refunded, 5.00%, 12/15/22            5,500,000         6,144,985
Thornton Water Enterprise Revenue, NATL Insured, 5.00%, 12/01/34                                10,000,000        10,240,300
University of Colorado Enterprise System Revenue, Series A, 5.375%, 6/01/32                      3,500,000         3,800,405
University of Colorado Hospital Authority Revenue, Series A, AMBAC Insured, 5.00%,
   11/15/29                                                                                      8,500,000         8,290,815
                                                                                                             ---------------
                                                                                                                 227,304,395
                                                                                                             ---------------
CONNECTICUT 0.0%"
Meriden Housing Authority MFR, Connecticut Baptist Housing Project, GNMA Secured,
   5.80%, 8/20/39                                                                                2,585,000         2,859,605
                                                                                                             ---------------
DISTRICT OF COLUMBIA 2.0%
District of Columbia Ballpark Revenue, Series B-1, BHAC Insured, 5.00%,
   2/01/24                                                                                      12,120,000        12,839,807
   2/01/25                                                                                       7,000,000         7,377,440
   2/01/26                                                                                       9,950,000        10,421,630
District of Columbia GO, Series E, NATL Insured, ETM, 6.00%, 6/01/13                                15,000            15,260
District of Columbia Hospital Revenue, Children's Hospital Obligation, Sub Series 1,
   FSA Insured, 5.45%, 7/15/35                                                                  25,000,000        25,592,500
District of Columbia Income Tax Secured Revenue, Series A, 5.25%, 12/01/34                      10,000,000        10,754,300
District of Columbia Revenue,
   Capital Appreciation, Georgetown University, Growth and Income Securities, AMBAC
      Insured, zero cpn. to 3/31/18, 5.00% thereafter, 4/01/32                                  15,370,000         9,228,148
   Capital Appreciation, Georgetown University, Series A, NATL Insured, Pre-Refunded,
      zero cpn., 4/01/20                                                                         8,860,000         5,350,288
   Capital Appreciation, Georgetown University, Series A, NATL Insured, Pre-Refunded,
      zero cpn., 4/01/22                                                                        12,870,000         6,873,095
   Capital Appreciation, Georgetown University, Series A, NATL Insured, Pre-Refunded,
      zero cpn., 4/01/23                                                                        14,160,000         7,111,294
   Deed Tax, Housing Product Trust Fund, Series A, NATL Insured, 5.00%, 6/01/32                  5,000,000         5,039,300
   Georgetown University, Refunding, Series D, 5.50%, 4/01/36                                    5,000,000         5,296,150
   Medlantic/Helix, Series B, FSA Insured, 5.00%, 8/15/38                                       20,000,000        19,582,800
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed Bonds, Refunding,
   6.50%, 5/15/33                                                                               35,000,000        33,935,650
District of Columbia Water and Sewer Authority Public Utility Revenue, Refunding,
   Series A, 6.00%, 10/01/35                                                                     8,000,000         8,931,360
Metropolitan Washington D.C. Airports Authority Airport System Revenue,
   Refunding, Series A, 5.375%, 10/01/29                                                         5,000,000         5,116,000
   Refunding, Series C, 5.25%, 10/01/27                                                         10,745,000        11,556,462
   Series C, 5.00%, 10/01/26                                                                    10,235,000        10,900,275
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital
   Appreciation, second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50%
   thereafter, 10/01/41                                                                         25,000,000        17,513,750
                                                                                                             ---------------
                                                                                                                 213,435,509
                                                                                                             ---------------
FLORIDA 6.9%
Brevard County Health Facilities Authority Health Care Facilities Revenue, Health
  First Inc. Project, 7.00%, 4/01/39                                                             6,500,000         7,134,790
Brevard County Local Option Fuel Tax Revenue, NATL Insured, 5.00%, 8/01/37                      12,245,000        11,941,324
Broward County School Board COP,
   NATL Insured, 5.00%, 7/01/28                                                                 17,415,000        17,588,105
   Series A, FSA Insured, 5.25%, 7/01/24                                                        25,000,000        25,667,000
Broward County Water and Sewer Utility Revenue, Series A, 5.25%, 10/01/34                        8,800,000         9,153,232

Franklin Federal Tax-Free Income Fund

Cape Coral Water and Sewer Revenue, AMBAC Insured, 5.00%, 10/01/36                          $    5,000,000   $     4,705,300
Citizens Property Insurance Corp. Revenue, Senior Secured, High-Risk Account, Series
   A-1,
   5.50%, 6/01/17                                                                               10,000,000        10,649,800
   6.00%, 6/01/17                                                                               25,000,000        27,398,750
Clearwater Water and Sewer Revenue, Series A, 5.25%, 12/01/39                                    7,000,000         7,090,650
Florida State Board of Education Capital Outlay GO, Public Education, Refunding,
   Series D,
   5.75%, 6/01/22                                                                               10,000,000        10,220,800
   6.00%, 6/01/23                                                                               17,500,000        21,724,675
Florida State Mid-Bay Bridge Authority Revenue, Series A,
   AMBAC Insured, zero cpn., 10/01/23                                                            4,950,000         2,346,350
   AMBAC Insured, zero cpn., 10/01/24                                                            2,970,000         1,308,463
   Pre-Refunded, zero cpn., 10/01/23                                                                50,000            29,160
   Pre-Refunded, zero cpn., 10/01/24                                                                30,000            16,523
Hernando County School Board COP, NATL Insured, 5.00%, 7/01/30                                  10,000,000         9,762,100
Hillsborough County Aviation Authority Revenue, Series A, Assured Guaranty, 5.50%,               5,000,000         4,886,800
   10/01/38
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18               6,500,000         6,933,420
Hillsborough County IDAR, Refunding, Series A, 5.25%, 10/01/24                                  13,500,000        13,485,285
Hillsborough County School Board COP,
   Master Lease Program, Series B, NATL Insured, 5.00%, 7/01/27                                  5,000,000         5,100,200
   Refunding, Series A, NATL Insured, 5.00%, 7/01/25                                             5,000,000         5,010,100
Indian River County School Board COP, FGIC Insured, 5.00%, 7/01/27                              16,485,000        16,446,260
Jacksonville Capital Improvement Revenue, Series A, AMBAC Insured, 5.00%, 10/01/30              20,175,000        20,348,505
Jacksonville Economic Development Commission Health Care Facilities Revenue, Mayo
   Clinic, 5.00%, 11/15/36                                                                      17,950,000        18,044,776
Jacksonville Excise Taxes Revenue, Series A, AMBAC Insured, 5.00%, 10/01/32                      6,015,000         6,109,375
Jacksonville Sales Tax Revenue, AMBAC Insured, 5.00%,
   10/01/23                                                                                      6,000,000         6,196,740
   10/01/26                                                                                     20,000,000        20,518,200
Jacksonville Transportation Revenue, NATL Insured, 5.00%, 10/01/31                               5,000,000         5,059,250
Lee County Transportation Facilities Revenue, Sanibel Bridges and Causeway, Series B,
   CIFG Insured, 5.00%, 10/01/35                                                                10,645,000        10,712,064
Miami-Dade County Aviation Revenue, Miami International Airport,
   Hub of the Americas, Refunding, Series A, CIFG Insured, 5 00%, 10/01/38                      15,000,000        13,290,900
   Refunding, Series A, 5.50%, 10/01/36                                                         20,000,000        20,117,600
   Refunding, Series A, Assured Guaranty, 5.25%, 10/01 /33                                      11,000,000        10,925,530
   Refunding, Series A, Assured Guaranty, 5.25%, 10/01 /38                                      13,000,000        12,697,750
   Refunding, Series B, FSA Insured, 5.00%, 10/01/41                                            20,000,000        19,471,600
Miami-Dade County Educational Facilities Authority Revenue, University of Miami,
   Series A, 5.50%, 4/01/38                                                                     12,500,000        12,576,750
Miami-Dade County GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33           20,000,000        21,530,600
Miami-Dade County Public Facilities Revenue, Jackson Health System, Series A, NATL
   Insured, 5.00%, 6/01/30                                                                      10,630,000        10,009,952
Miami-Dade County School Board COP, Assured Guaranty, 5.25%, 2/01/27                            10,000,000        10,564,900
Miami-Dade County Special Obligation Revenue,
   Juvenile Courthouse Project, Series A, AMBAC Insured, 5.00%, 4/01/32                         10,000,000         9,648,700
   Series B, NATL Insured, zero cpn., 10/01/34                                                   5,500,000         1,018,545
Miami-Dade County Transit Sales Surtax Revenue, Refunding, FSA Insured, 5.00%, 7/01/38          18,845,000        18,934,137
Orange County Health Facilities Authority Revenue, Hospital, Orlando Regional
   Healthcare, Series B, FSA Insured, 5.00%, 12/01/32                                           20,000,000        19,415,600
Orange County School Board COP, Series A, Assured Guaranty, 5.50%, 8/01/34                      15,000,000        16,148,700
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments,
   second lien sub. bonds, Series B, Assured Guaranty, 5.50%, 11/01/38                          18,490,000        18,992,373
   third lien sub. bonds, Series C, Assured Guaranty, 5.50%, 11/01/38                            5,000,000         5,171,450
Orlando Utilities Commission Water and Electric Revenue, Refunding, 5.00%, 10/01/22              7,500,000         7,938,150
Orlando-Orange County Expressway Authority Revenue,
   Series A, FSA Insured, 5.00%, 7/01/32                                                        12,000,000        12,162,600
   Series B, AMBAC Insured, 5.00%, 7/01/28                                                      10,630,000        10,735,662
Palm Beach County School Board COP,
   Refunding, Series D, FSA Insured, 5.00%, 8/01/28                                             25,000,000        25,327,000
   Series A, FGIC Insured, Pre-Refunded, 6.00%, 8/01/23                                          5,100,000         5,296,809
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, 5.50%, 10/01/28         10,000,000        10,717,500
Pensacola Airport Revenue, Airport Revenue Bonds, Refunding, 6.25%, 10/01/38                    16,500,000        16,552,965
Port St. Lucie GO, NATL Insured, 5.00%, 7/01/32                                                  7,000,000         7,220,430
Port St. Lucie Utility Revenue, System, Refunding, Assured Guaranty, 5.25%, 9/01/35              3,000,000         3,121,710

FRANKLIN FEDERAL TAX-FREE INCOME FUND

South Broward Hospital District Revenue, South Broward Hospital District Obligated
   Group, Refunding,
   4.75%, 5/01/28                                                                           $   10,000,000   $     9,988,000
   5.00%, 5/01/36                                                                               12,500,000        12,444,750
South Lake County Hospital District Revenue, South Lake Hospital, Series A, 6.25%,               4,215,000         4,270,259
   4/01/39
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South
   Florida Group, 5.00%, 8/15/32                                                                31,070,000        29,616,235
St. Lucie County Transportation Revenue, AMBAC Insured, 5.00%, 8/01/27                           5,785,000         5,846,205
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37                     20,000,000        20,188,800
Tampa Bay Water Utility System Revenue,
   Refunding and Improvement, Series A, NATL Insured, 5.00%, 10/01/28                            5,000,000         5,060,850
   Series B, FGIC Insured, 5.00%, 10/01/26                                                       5,245,000         5,345,966
   Series B, FGIC Insured, 5.00%, 10/01/31                                                      10,000,000        10,096,100
   Series B, FGIC Insured, Pre-Refunded, 5.00%, 10/01/26                                         4,755,000         5,099,452
                                                                                                             ---------------
                                                                                                                 733,132,527
                                                                                                             ---------------
GEORGIA 4.3%
Athens-Clarke County Unified Government Water and Sewer Revenue, 5.50%, 1/01/38                 14,500,000        15,642,600
Atlanta Airport Passenger Facility Charge Revenue, General, sub. lien,
   Refunding, Series C, FSA Insured, 5.00%, 1/01/33                                             19,500,000        19,522,035
   Series J, FSA Insured, 5.00%, 1/01/29                                                        10,000,000        10,129,800
Atlanta Development Authority Revenue,
   Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24                 6,385,000         6,410,157
   Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25                 6,955,000         6,918,556
   Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26                 5,000,000         4,929,650
   Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27                 5,000,000         4,888,200
   Yamacraw Design Center Project, Series A, NATL Insured, Pre-Refunded, 5.125%, 1/01/27         5,000,000         5,403,300
Atlanta Development Authority Student Housing Facilities Revenue, Piedmont Ellis LLC,
   Series A, XLCA Insured, 5.00%, 9/01/30                                                       10,000,000        10,014,100
Atlanta Water and Wastewater Revenue, Refunding,
   Series A, 6.25%, 11/01/34                                                                    20,000,000        21,148,800
   Series A, NATL Insured, 5.00%, 11/01/33                                                      13,000,000        12,646,790
   Series B, FSA Insured, 5.25%, 11/01/34                                                       30,000,000        32,050,200
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue, MGC
   Real Estate Foundation II LLC Project,
   5.00%, 7/01/33                                                                                5,000,000         4,885,150
   5.25%, 7/01/38                                                                               10,000,000         9,897,500
Bulloch County Development Authority Revenue, Assured Guaranty, 5.375%, 7/01/39                 23,075,000        24,162,063
Burke County Development Authority PCR, Oglethorpe Power Corp., Vogtle Project,
   Series B, 5.50%, 1/01/33                                                                     15,000,000        15,643,650
   Series E, 7.00%, 1/01/23                                                                     25,000,000        29,338,250
Clark County Hospital Authority Revenue, Athens Regional Medical Center Project, NATL
   Insured, 5.00%, 1/01/27                                                                       5,000,000         5,120,050
Clayton County Development Authority Student Housing and Activity Center Revenue, CSU
   Foundation Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33                           11,125,000        11,317,463
Cobb County Hospital Authority Revenue, Refunding, AMBAC Insured, 5.00%, 4/01/28                18,000,000        18,106,740
DeKalb County Water and Sewer Revenue, Pre-Refunded, 5.25%, 10/01/25                            12,000,000        12,519,960
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia
   Gwinnett College Foundation LLC Project, 6.00%, 7/01/34                                      10,000,000        10,931,300
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate
   Foundation I LLC Project,
   5.50%, 6/15/34                                                                               10,000,000        10,407,600
   6.25%, 6/15/40                                                                               13,970,000        15,260,828
   Assured Guaranty, 5.625%, 6/15/38                                                             5,000,000         5,256,550
Griffin Combined Public Utility Revenue, Refunding and Improvement, AMBAC Insured,
   5.00%, 1/01/25                                                                                5,000,000         5,131,000
Gwinnett County Hospital Authority Revenue, Anticipation Certificates, Gwinnett Hospital
   System Inc. Project, Series B, NATL Insured, Pre-Refunded, 5.30%, 9/01/27                    10,000,000        11,120,800
Gwinnett County Water and Sewer Authority Revenue, Pre-Refunded, 5.25%, 8/01/25                 20,000,000        22,246,400
Henry County and Henry County Water and Sewer Authority Revenue, Refunding and
   Improvement, Series A, NATL Insured, 5.00%, 2/01/26                                           5,770,000         6,097,678
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston
   Healthcare Project, 5.25%, 10/01/35                                                          10,485,000        10,070,318
Jefferson Public Building Authority Revenue, Jackson County Facilities, Series A, XLCA
   Insured, 5.00%, 3/01/32                                                                       6,075,000         6,205,430
Main Street Natural Gas Inc. Gas Project Revenue, Series A, 5.50%, 9/15/28                       5,000,000         4,846,800

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional
   Healthcare Systems, Refunding, Assured Guaranty, 6.50%, 8/01/38                          $   10,000,000   $    11,115,500
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Second Indenture Series,
   NATL Insured, Pre-Refunded, 5.00%,
   7/01/25                                                                                      12,160,000        13,581,747
   7/01/26                                                                                      12,800,000        14,296,576
Private Colleges and Universities Authority Revenue, Emory University, Refunding, Series
   C, 5.25%, 9/01/39                                                                            21,000,000        22,449,840
Richmond County Development Authority Educational Facilities Revenue, MCG-PPG Cancer
   Research Center, Series A, AMBAC Insured, 5.00%, 12/15/29                                     5,000,000         5,070,800
                                                                                                             ---------------
                                                                                                                 454,784,181
                                                                                                             ---------------
HAWAII 0.3%
Hawaii State Airports System Revenue, Second Series,
   ETM, 6.90%, 7/01/12                                                                             335,000           360,239
   NATL Insured, ETM, 6.90%, 7/01/12                                                               245,000           263,458
Hawaii State Department of Budget and Finance Special Purpose Revenue,
   Hawaiian Electric Co. and Subsidiary, 6.50%, 7/01/39                                          7,500,000         8,061,900
   Wilcox Memorial Hospital Projects, Refunding, 5.25%, 7/01/13                                    600,000           603,918
   Wilcox Memorial Hospital Projects, Refunding, 5.35%, 7/01/18                                  2,040,000         2,046,242
   Wilcox Memorial Hospital Projects, Refunding, 5.50%, 7/01/28                                  1,470,000         1,470,970
Hawaii State GO,
   Refunding, Series BW, 6.375%, 3/01/11                                                            75,000            79,739
   Series BW, ETM, 6.375%, 3/01/11                                                                  25,000            26,625
Hawaii State Housing Finance and Development Corp. SFM Purchase Revenue, Refunding,
   Series A, FNMA Insured, 5.75%, 7/01/30                                                          165,000           165,048
Honolulu City and County Board of Water Supply Water System Revenue, Refunding, Series A,
   NATL Insured, 5.00%, 7/01/36                                                                 20,000,000        20,731,000
Honolulu City and County GO, ETM, 6.00%, 12/01/14                                                  150,000           181,086
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%,
   6/20/35                                                                                       1,155,000         1,164,794
Kauai County GO, Refunding, Series C, AMBAC Insured, 5.95%, 8/01/10                                220,000           224,882
                                                                                                             ---------------
                                                                                                                  35,379,901
                                                                                                             ---------------
IDAHO 0.1%
Idaho Health Facilities Authority Revenue, St. Luke's Health System Project, Series A,
   6.75%, 11/01/37                                                                              12,500,000        13,580,875
Idaho Housing Agency Revenue, Refunding, Series 0-1, FHA Insured, 6.45%, 7/01/19                    50,000            50,264
                                                                                                             ---------------
                                                                                                                  13,631,139
                                                                                                             ---------------
ILLINOIS 5.0%
Aurora Waterworks and Sewer Revenue, XLCA Insured, 4.75%, 12/01/36                               7,765,000         7,569,011
Bourbonnais Industrial Project Revenue, Olivet Nazarene University Project, Radian
   Insured, 5.125%, 11/01/37                                                                     5,000,000         4,424,050
Chicago Board of Education GO, Refunding, Series C, FSA Insured, 5.25%, 12/01/23                15,860,000        17,296,757
Chicago COP, Radian Insured, 7.75%, 7/15/11                                                      3,500,000         3,643,010
Chicago GO,
   Lakefront Millennium Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23                    8,955,000        10,851,848
   Project, Refunding, Series A, FSA Insured, 5.00%, 1/01/29                                    26,000,000        27,671,280
Chicago Midway Airport Revenue, Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24           18,460,000        19,954,706
Chicago Wastewater Transmission Revenue, Series A, BHAC Insured, 5.50%, 1/01/38                 18,000,000        19,384,740
Illinois Development Finance Authority Revenue, Provena Health, Refunding, Series A, NATL
   Insured, 5.50%, 5/15/21                                                                      10,000,000         9,998,200
Illinois Finance Authority Revenue,
   Alexian Brothers Health System, Refunding, Series A, FSA Insured, 5.50%, 1/01/28             45,000,000        47,578,950
   Columbia College, NATL Insured, 5.00%, 12/01/32                                              15,440,000        13,446,387
   Resurrection Health Care, Series B, FSA Insured, 5.25%, 5/15/29                              28,650,000        28,373,528
   Riverside Health System, 6.25%, 11/15/35                                                      5,000,000         5,207,350
   Roosevelt University Project, Refunding, 6.50%, 4/01/39                                      15,000,000        15,486,750
   Rush University Medical Center, Refunding, Series B, NATL Insured, 5.75%, 11/01/28            2,500,000         2,577,675
   Rush University Medical Center, Refunding, Series B, NATL Insured, 5.25%, 11/01/35            3,000,000         2,837,940
   Sherman Health System, Series A, 5.50%, 8/01/37                                               5,000,000         4,468,500
Illinois Health Facilities Authority Revenue,
   Loyola University Health Systems, Refunding, Series A, NATL Insured, 5.625%, 7/01/18          7,090,000         7,094,679
   Loyola University Health Systems, Series A, NATL Insured, ETM, 5.625%, 7/01/18                2,105,000         2,556,628
   Methodist Medical Center, Refunding, NATL Insured, 5.25%, 11/15/21                            2,885,000         2,888,116
   Northwestern Medical Facility Foundation, Refunding, NATL Insured, 5.125%, 11/15/28           7,500,000         6,757,425

FRANKLIN FEDERAL TAX-FREE INCOME FUND

   South Suburban Hospital, ETM, 7.00%, 2/15/18                                             $    4,200,000   $     5,041,260
Illinois Municipal Electric Agency Power Supply Revenue, Series A, FGIC Insured, 5.00%,
   2/01/35                                                                                      20,000,000        19,915,200
Illinois State Finance Authority Revenue, Rush University Medical Center Obligation
   Group, Series B, 7.25%, 11/01/38                                                             10,000,000        11,040,100
Illinois State GO,
   Assured Guaranty, 5.25%, 4/01/34                                                             10,000,000        10,576,900
   FSA Insured, 5.00%, 9/01/29                                                                  12,000,000        12,304,560
Illinois State Revenue, Build Illinois, Series B, 5.25%, 6/15/34                                15,000,000        15,469,200
Kane County School District No. 129 GO, Series A, FGIC Insured, Pre-Refunded, 5.25%,
   2/01/22                                                                                       5,285,000         5,764,878
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
   Capital Appreciation, McCormick Place, Refunding, Series B, NATL Insured, zero cpn. to
      6/14/12, 5.50% thereafter, 6/15/20                                                         8,240,000         8,069,762
   Capital Appreciation, McCormick Place, Refunding, Series B, NATL Insured, zero cpn. to
      6/14/12, 5.55% thereafter, 6/15/21                                                         6,000,000         5,892,240
   Capital Appreciation, McCormick Place, Refunding, Series B, NATL Insured, zero cpn. to
      6/14/17, 5.65% thereafter, 6/15/22                                                        30,000,000        23,957,700
   McCormick Place Expansion Project, 6.50%, 6/15/22                                                 5,000             5,007
   McCormick Place Expansion Project, 6.50%, 6/15/27                                               555,000           556,465
   McCormick Place Expansion Project, Refunding, NATL Insured, 5.25%, 12/15/28                  39,580,000        40,042,294
   McCormick Place Expansion Project, Series A, FGIC Insured, 6.65%, 6/15/12                       250,000           250,405
   McCormick Place Expansion Project, Series A, FGIC Insured, ETM, zero cpn., 6/15/10            7,845,000         7,823,191
   McCormick Place Expansion Project, Series A, FGIC Insured, ETM, zero cpn., 6/15/11            9,690,000         9,553,565
   McCormick Place Expansion Project, Series A, FGIC Insured, zero cpn., 6/15/10                   155,000           154,422
   McCormick Place Expansion Project, Series A, NATL Insured, 5.00%, 12/15/28                   26,795,000        27,384,222
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick
   Place Convention Center, ETM, 7.00%, 7/01/26                                                 12,000,000        16,080,840
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20              1,000,000         1,208,890
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local
   Government Program, FSA Insured, zero cpn.,
   12/01/24                                                                                      3,850,000         1,875,412
   12/01/26                                                                                      7,700,000         3,315,774
University of Illinois University Revenues, Auxiliary Facilities System,
   AMBAC Insured, zero cpn., 4/01/10                                                            14,250,000        14,236,890
   Refunding, Series A, AMBAC Insured, 5.00%, 4/01/30                                            5,000,000         5,049,100
   Refunding, Series B, FGIC Insured, 5.125%, 4/01/26                                            3,585,000         3,641,141
   Series A, 5.75%, 4/01/38                                                                      7,000,000         7,650,510
   Series B, FGIC Insured, Pre-Refunded, 5.125%, 4/01/26                                         8,415,000         8,877,152
Upper River Valley Development Authority Environmental Facilities Revenue, General
   Electric Co. Project, 5.45%, 2/01/23                                                          3,600,000         3,607,740
                                                                                                             ---------------
                                                                                                                 529,412,350
                                                                                                             ---------------
INDIANA 0.9%
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health, Series A, 5.50%,
   2/01/29                                                                                       9,000,000         9,632,160
Indiana Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A,
   6.75%, 3/01/39                                                                                9,750,000        10,582,260
Indiana Health and Educational Facility Financing Authority Hospital Revenue, 5.50%,
   3/01/27                                                                                       6,500,000         6,414,720
Indiana Health Facility Financing Authority Hospital Revenue,
   Community Foundation Northwest Indiana, Refunding, Series A, 6.375%, 8/01/21                 15,590,000        15,947,479
   Community Foundation Northwest Indiana, Series A, Pre-Refunded, 6.375%, 8/01/21               1,910,000         2,082,530
   Jackson County Schneck Memorial Hospital, Refunding, 5.25%, 2/15/22                           1,200,000         1,196,796
Indiana Health Facility Financing Authority Revenue, Greenwood Village South Project,
   Refunding, 5.625%, 5/15/28                                                                    1,750,000         1,423,153
Indiana Municipal Power Agency Power Supply System Revenue, Indiana Municipal Power
   Agency, Series B, 6.00%, 1/01/39                                                              4,000,000         4,249,120
Indiana State Development Financing Authority Environmental Revenue, Refunding, 6.25%,
   7/15/30                                                                                       2,000,000         2,009,980
Indiana State Educational Facilities Authority Revenue, Valparaiso University, Refunding,
   AMBAC Insured, 5.125%, 10/01/23                                                               2,015,000         2,037,528
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana, Refunding,
   Series B, 6.00%, 8/01/39                                                                     10,000,000        10,709,500
Indiana Transportation Finance Authority Highway Revenue, Pre-Refunded, 5.375%, 12/01/25        15,000,000        15,635,250
(b) Jasper County EDR, Georgia-Pacific Corp. Project,
       5.625%, 12/01/27                                                                          3,500,000         3,121,510

FRANKLIN FEDERAL TAX-FREE INCOME FUND


   Refunding, 6.70%, 4/01/29                                                                $    3,000,000   $     3,000,960
Jasper County PCR, Northern Indiana Public Service Co., Refunding, Series C, NATL Insured,
   5.60%, 11/01/16                                                                               5,000,000         5,379,700
Madison County Authority Anderson Hospital Revenue, Refunding, Series A, NATL Insured,
   8.00%, 1/01/14                                                                                   55,000            55,009
Petersburg PCR, 5.75%, 8/01/21                                                                   5,000,000         5,222,200
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%,
   10/01/28                                                                                      2,000,000         2,205,540
                                                                                                             ---------------
                                                                                                                 100,905,395
                                                                                                             ---------------
KANSAS 0.7%
Burlington PCR, Kansas Gas and Electric Co. Project, Refunding,
   Series A, NATL Insured, 5.30%, 6/01/31                                                       18,000,000        18,417,240
   Series B, NATL Insured, 4.85%, 6/01/31                                                       19,325,000        19,196,682
Kansas State Development Finance Authority Health Facilities Revenue, Stormont-Vail
HealthCare Inc., Series L, NATL Insured, 5.125%, 11/15/36                                        3,750,000         3,736,162
Kansas State Development Finance Authority Hospital Revenue,
   Adventist Health, Refunding, 5.75%, 11/15/38                                                  6,250,000         6,442,750
   Susan B. Allen Memorial Hospital, Series Z, Radian Insured, 5.25%, 12/15/23                   2,000,000         1,886,940
Kansas State Development Finance Authority Revenue, Water Pollution Control, Revolving
   Fund,
   Refunding, Series II, 5.125%, 11/01/18                                                        3,450,000         3,579,513
   Series II, Pre-Refunded, 5.125%, 11/01/18                                                     1,550,000         1,671,241
Overland Park Development Corp. Revenue, second tier, Convention, Refunding, Series B,
   AMBAC Insured, 5.125%, 1/01/32                                                               20,000,000        17,802,600
Wyandotte County Kansas City Unified Government Utility System Revenue, Series A,
   BHAC Insured, 5.25%, 9/01/34                                                                  5,000,000         5,475,700
                                                                                                             ---------------
                                                                                                                  78,208,828
                                                                                                             ---------------
KENTUCKY 1.4%
Carroll County Environmental Facilities Revenue, AMBAC Insured, 5.75%, 2/01/26                  12,500,000        12,605,750
Jefferson County Capital Projects Corp. Lease Revenue, Refunding, Series A, zero cpn.,
   8/15/10                                                                                       4,620,000         4,605,262
   8/15/13                                                                                       6,825,000         6,308,416
   8/15/14                                                                                       6,860,000         6,074,667
   8/15/16                                                                                       7,005,000         5,612,896
   8/15/17                                                                                       7,115,000         5,405,906
Kentucky Economic Development Finance Authority Health System Revenue, Norton
   Healthcare Inc.,
   Refunding, Series B, NATL Insured, zero cpn., 10/01/18                                        8,585,000         5,267,498
   Refunding, Series C, NATL Insured, 6.05%, 10/01/19                                            7,385,000         7,806,610
   Refunding, Series C, NATL Insured, 6.10%, 10/01/21                                            6,050,000         6,349,112
   Refunding, Series C, NATL Insured, 6.10%, 10/01/23                                           11,295,000        11,830,270
   Series C, NATL Insured, Pre-Refunded, 6.05%, 10/01/19                                         3,695,000         4,341,145
   Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/21                                         2,875,000         3,382,869
   Series C, NATL Insured, Pre-Refunded, 6.10%, 10/01/23                                         5,650,000         6,648,073
Kentucky Economic Development Finance Authority Hospital System Revenue, Appalachian
   Regional Health Center Facility, Refunding and Improvement,
   5.80%, 10/01/12                                                                               1,000,000           997,960
   5.85%, 10/01/17                                                                               5,615,000         5,274,450
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue,
   Louisville Arena, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/38                           4,000,000         4,317,480
Kentucky State Municipal Power Agency Power System Revenue, Prairie State Project, Series
   A, NATL Insured, 5.00%, 9/01/32                                                              10,000,000        10,150,900
Kentucky State Property and Buildings Commission Revenues, Project No. 90, Refunding,
   5.50%, 11/01/28                                                                              15,000,000        16,367,850
Louisville and Jefferson County Metropolitan Government College Revenue, Bellarmine
   University, Refunding and Improvement, Series A, 6.00%, 5/01/33                               3,000,000         2,992,200
Louisville and Jefferson County Metropolitan Government Health Facilities Revenue, Jewish
   Hospital and Sl. Mary's HealthCare Inc. Project, Refunding, 6.125%, 2/01/37                  11,500,000        11,914,690
   Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, 5.25%, 10/01/35             7,000,000         7,374,010
                                                                                                             ---------------
                                                                                                                 145,628,014
                                                                                                             ---------------
LOUISIANA 2.3%
Calcasieu Parish Inc. IDB, PCR, Gulf States Utilities Co. Project, Refunding, 6.75%,
   10/01/12                                                                                      7,695,000         7,730,782
East Baton Rouge Parish Sewer Commission Revenue, Refunding, Series A, 5.25%, 2/01/39            6,000,000         6,213,060

Franklin Federal Tax-Free Income Fund

Greater New Orleans Expressway Commission Revenue, Refunding, AMBAC Insured, 5.00%,
   11/01/27                                                                                 $    5,655,000   $     5,811,870
Jefferson Parish Home Mortgage Authority SFMR, Refunding, Series G-2, GNMA Secured,
   5.55%, 6/01/32                                                                                  705,000           710,436
Lafayette Communications Systems Revenue, XLCA Insured, 5.25%, 11/01/27                         12,485,000        12,852,059
Lafayette Public Improvement Sales Tax GO, Series B, NATL Insured, 4.75%, 3/01/30                5,055,000         5,176,876
Louisiana Local Government Environmental Facilities and CDA Revenue,
   Bossier City Public Improvement Projects, AMBAC Insured, 5.00%, 11/01/32                      6,730,000         6,828,729
   Jefferson Parking Garage Project, AMBAC Insured, 5.00%, 9/01/31                               4,290,000         4,031,056
   NATL Insured, 5.00%, 12/01/26                                                                 5,605,000         5,693,167
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries, 6.75%,
   7/01/39                                                                                      10,000,000        10,733,400
Louisiana Public Facilities Authority Revenue,
   Cleco Power Project, Mandatory Put 12/01/11, 7.00%, 12/01/38                                 10,000,000        10,921,000
   Millennium Housing LLC Student Housing, CIFG Insured, 5.00%, 11/01/30                        10,000,000         9,245,300
   Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38                                  10,260,000         9,243,131
   Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47                                  10,000,000         9,202,200
   Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23                             10,000,000        12,458,000
   Tulane University of Louisiana, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32         5,000,000         5,500,450
Louisiana State Gas and Fuels Tax Revenue, Series A,
   AMBAC Insured, 5.00%, 6/01/27                                                                19,250,000        19,621,332
   FSA Insured, 5.00%, 5/01/35                                                                  31,040,000        31,322,464
New Orleans GO,
   Public Improvement, NATL Insured, 5.00%, 10/01/33                                             3,545,000         3,262,393
   Radian Insured, 5.00%, 12/01/27                                                               5,935,000         5,817,962
   Radian Insured, 5.125%, 12/01/33                                                             11,645,000        10,848,831
Pointe Coupee Parish PCR, Gulf States Utilities Co. Project, Refunding, 6.70%, 3/01/13           1,490,000         1,504,170
Rapides Finance Authority Revenue, Cleco Power LLC Project, Mandatory Put 10/01/11,
   6.00%, 10/01/38                                                                               4,750,000         4,990,777
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series
   A, AMBAC Insured, 5.00%, 7/01/36                                                              6,230,000         6,086,835
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%,
   6/01/37                                                                                      40,500,000        38,472,165
West Feliciana Parish PCR, Gulf States Utilities Co. Project, 7.00%, 11/01/15                    1,350,000         1,354,198
                                                                                                             ---------------
                                                                                                                 245,632,643
                                                                                                             ---------------
MAINE 0.4%
Jay Solid Waste Disposal Revenue, International Paper Co. Project, Refunding, Series B,
   6.20%, 9/01/19                                                                                8,000,000         8,089,120
Maine Educational Loan Authority Student Loan Revenue, A, Series A-3, Assured Guaranty,
   5.875%, 12/01/39                                                                             23,000,000        24,931,310
Maine Health and Higher Educational Facilities Authority Revenue, Series A, NATL Insured,
   5.00%, 7/01/32                                                                                6,045,000         6,150,848
                                                                                                             ---------------
                                                                                                                  39,171,278
                                                                                                             ---------------
MARYLAND 0.6%
Baltimore Convention Center Hotel Revenue, Senior Series A, XLCA Insured, 5.00%, 9/01/32         3,500,000         2,882,880
Baltimore Project Revenue,
   Wastewater Projects, Series D, AMBAC Insured, 5.00%, 7/01/37                                  5,000,000         5,159,050
   Water Projects, Series C, AMBAC Insured, 5.00%, 7/01/37                                       8,130,000         8,388,615
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22                     5,000,000         5,727,800
Maryland State EDC Student Housing Revenue, University of Maryland College Park Projects,
   Refunding, CIFG Insured, 5.00%, 6/01/33                                                      15,000,000        13,230,600
Maryland State Health and Higher Educational Facilities Authority Revenue,
   Anne Arundel Health System, Series A, 6.75%, 7/01/39                                          3,000,000         3,404,610
   LifeBridge Health, Refunding, Assured Guaranty, 5.00%, 7/01/28                                3,000,000         3,076,410
   Upper Chesapeake Hospitals, Series C, 6.00%, 1/01/38                                          5,000,000         5,293,000
   Western Maryland Health, Series A, NATL Insured, 5.00%, 7/01/34                              20,000,000        19,103,600
                                                                                                             ---------------
                                                                                                                  66,266,565
                                                                                                             ---------------
MASSACHUSETTS 4.0%
Massachusetts Bay Transportation Authority Revenue, Assessment,
   Refunding, Series A, 5.25%, 7/01/30                                                           2,785,000         2,800,457
   Refunding, Series A, 5.25%, 7/01/34                                                          27,630,000        29,404,951
   Series A, Pre-Refunded, 5.25%, 7/01/30                                                       14,740,000        15,048,213
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A,
   5.00%, 7/01/28                                                                               10,000,000        11,279,900

Franklin Federal Tax-Free Income Fund

Massachusetts Educational Financing Authority Education Loan Revenue,
   Series H, Assured Guaranty, 6.35%, 1/01/30                                               $    8,070,000   $     8,505,538
   Series I, 6.00%, 1/01/28                                                                     20,000,000        21,702,400
Massachusetts State College Building Authority Project Revenue, Series B, 5.00%, 5/01/35         3,500,000         3,647,980
Massachusetts State Development Finance Agency Revenue,
   Massachusetts/Saltonstall Redevelopment Building Corp., Series A, NATL Insured,
      5.125%, 8/01/28                                                                            6,735,000         6,749,480
   Worcester Polytechnic Institute, Refunding, NATL Insured, 5.00%, 9/01/37                     10,000,000        10,049,700
Massachusetts State GO,
   Consolidated Loan, Series C, AMBAC Insured, 5.00%, 8/01/37                                   10,000,000        10,379,500
   NATL Insured, Pre-Refunded, 5.00%, 8/01/22                                                    4,100,000         4,503,030
Massachusetts State Health and Educational Facilities Authority Revenue,
   Berklee College of Music, Refunding, Series A, 5.00%, 10/01/37                               10,000,000         9,765,000
   Berkshire Health System, Series E, 6.25%, 10/01/31                                            2,250,000         2,278,328
   Berkshire Health System, Series E, Radian Insured, 5.70%, 10/01/25                            4,500,000         4,503,555
   Caregroup, Series E-1, 5.125%, 7/01/33                                                        3,000,000         2,811,510
   Caregroup, Series E-1, 5.125%, 7/01/38                                                        3,500,000         3,236,730
   Emmanuel College, NATL Insured, 5.00%, 7/01/37                                               10,000,000         9,499,200
   Harvard University, Refunding, Series A, 5.00%, 12/15/34                                     20,000,000        21,498,200
   Harvard University, Refunding, Series A, 5.50%, 11/15/36                                     51,450,000        57,236,067
   Harvard University, Series FF, 5.00%, 7/15/22                                                13,550,000        14,460,018
   Northeastern University, Series R, 5.00%, 10/01/33                                            6,830,000         6,839,084
   Springfield College, 5.50%, 10/15/31                                                          1,710,000         1,690,643
   Springfield College, 5.625%, 10/15/40                                                         5,000,000         4,945,450
Massachusetts State HFA Housing Revenue, Series B, 7.00%, 12/01/38                              10,000,000        11,006,800
Massachusetts State Industrial Finance Agency Revenue, D'Youvilie Senior Care,
   5.65%, 10/01/17                                                                               2,295,000         2,298,557
   5.70%, 10/01/27                                                                               7,375,000         7,375,959
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A,
   AMBAC Insured, 4.50%, 8/15/35                                                                30,000,000        29,374,800
   FSA Insured, 5.00%, 8/15/30                                                                  15,000,000        15,745,350
Massachusetts State Turnpike Authority Metropolitan Highway System Revenue, Refunding,
   Series A, NATL Insured, 5.00%, 1/01/37                                                       52,130,000        50,479,564
   Series B, NATL Insured, 5.125%, 1/01/37                                                      21,150,000        20,839,306
   Sub Series A, AMBAC Insured, 5.25%, 1/01/29                                                   5,000,000         5,004,800
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Series A,
   5.00%, 8/01/32                                                                                  225,000           230,130
   Pre-Refunded, 5.00%, 8/01/32                                                                  4,775,000         5,281,866
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue,
   MWRA Program, Refunding, Sub Series A, 5.75%, 8/01/29                                           450,000           455,279
Route 3 North Transportation Improvement Assn. Massachusetts Lease Revenue, NATL
   Insured, Pre-Refunded, 5.375%, 6/15/29                                                       16,405,000        16,715,383
                                                                                                             ---------------
                                                                                                                 427,642,728
                                                                                                             ---------------
MICHIGAN 3.7%
Anchor Bay School District GO, Refunding, 5.00%, 5/01/29                                         6,300,000         6,369,237
Chippewa Valley School GO, Pre-Refunded, 5.125%, 5/01/27                                         5,310,000         5,826,026
Detroit City School District GO, School Building and Site Improvement,
   Series A, FGIC Insured, Pre-Refunded, 5.00%, 5/01/23                                          2,000,000         2,252,680
   Series A, FSA Insured, Pre-Refunded, 5.125%, 5/01/31                                         14,925,000        16,357,800
   Series B, FGIC Insured, 5.00%, 5/01/33                                                       16,870,000        15,511,459
Detroit Sewer Disposal System Revenue,
   second lien, Series A, NATL Insured, 5.00%, 7/01/30                                           5,470,000         5,286,427
   senior lien, Series A, FGIC Insured, Pre-Refunded, 5.125%, 7/01/31                           10,000,000        10,629,000
Detroit Water Supply System Revenue,
   second lien, Series B, FGIC Insured, Pre-Refunded, 5.50%, 7/01/33                             5,000,000         5,386,650
   second lien, Series B, FSA Insured, 7.00%, 7/01/36                                            5,000,000         5,658,850
   senior lien, Refunding, Series B, Assured Guaranty, 5.00%, 7/01/21                           10,000,000        10,286,600
   senior lien, Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/33                             7,060,000         7,506,121
   senior lien, Series A, NATL Insured, 5.00%, 7/01/30                                          17,575,000        16,985,183
   senior lien, Series A, NATL Insured, Pre-Refunded, 5.25%, 7/01/33                             6,170,000         6,573,395
Detroit/Wayne County Stadium Authority Revenue, NATL Insured, 5.25%, 2/01/27                     8,625,000         8,627,846
Grand Rapids Public Schools GO, School Building and Site, FSA Insured, 4.50%, 5/01/31           21,800,000        22,026,938
Jackson County Building Authority Revenue, AMBAC Insured, Pre-Refunded, 5.60%, 5/01/30           4,145,000         4,200,087
Michigan State Building Authority Revenue,
   Facilities Program, Refunding, Series I, 5.00%, 10/15/24                                     29,920,000        30,588,413

Franklin Federal Tax-Free Income Fund

   Facilities Program, Refunding, Series I, 6.25%, 10/15/38                                 $   15,000,000   $    16,352,550
   Facilities Program, Series H, 5.125%, 10/15/33                                               12,500,000        12,222,250
   Facilities Program, Series H, FSA Insured, 5.00%, 10/15/26                                    5,000,000         5,076,450
   Facilities Program, Series I, Pre-Refunded, 5.00%, 10/15/24                                   1,430,000         1,534,733
   Refunding, Series lA, FGIC Insured, 5.00%, 10/15/31                                           9,475,000         9,277,730
Michigan State GO, Environmental Program, Refunding, Series A,
   6.00%, 11/01/24                                                                               1,000,000         1,119,570
   5.50%, 11/01/25                                                                               1,000,000         1,075,660
Michigan State HDA, SFMR, Series A, 5.00%, 12/01/19                                             10,000,000        10,223,800
Michigan State Hospital Finance Authority Revenue, Mid-Michigan Obligation Group,
   Series A,
   6.00%, 6/01/29                                                                                4,000,000         4,236,840
   6.125%, 6/01/39                                                                               5,000,000         5,288,750
Michigan State Strategic Fund Limited Obligation Revenue, Detroit Education, Refunding,
   5.625%, 7/01/20                                                                               7,000,000         7,618,240
Michigan State Strategic Fund Resources Recovery Limited Obligation Revenue, Detroit
   Education Exempt Facilities, Refunding, Series D, XLCA Insured, 5.25%, 12/15/32              10,000,000        10,052,100
Michigan State Trunk Line Revenue, Series A, FSA Insured, Pre-Refunded, 5.25%, 11/01/30         10,000,000        10,803,800
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset,
   Senior Series A, 5.25%, 6/01/22                                                              10,000,000         9,221,100
   Senior Series A, 6.00%, 6/01/34                                                              42,680,000        36,878,081
   Turbo, Series A, 6.875%, 6/01/42                                                             17,500,000        15,958,425
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital,
   Refunding, 8.25%, 9/01/39                                                                    20,000,000        23,644,600
   Refunding, Series W, 6.375%, 8/01/29                                                         10,000,000        10,415,200
   Series M, NATL Insured, 5.25%, 11/15/31                                                      10,000,000         9,131,200
Wayne State University Revenues, General, AMBAC Insured, 5.00%, 11/15/36                         5,000,000         4,948,650
West Ottawa Public School District GO, Series A, 5.00%, 5/01/27                                  5,000,000         5,170,500
                                                                                                             ---------------
                                                                                                                 390,322,941
                                                                                                             ---------------
MINNESOTA 1.0%
Cloquet PCR, Potlatch Corp. Projects, Refunding, 5.90%, 10/01/26                                 9,100,000         8,239,504
Golden Valley Revenue, Covenant Retirement Communities, Series A, 5.50%, 12/01/29                1,500,000         1,318,845
Minneapolis and St. Paul Metropolitan Airports Commission Airport Revenue,
   Series A, FGIC Insured, Pre-Refunded, 5.25%, 1/01/32                                         32,025,000        33,457,158
   Series C, FGIC Insured, Pre-Refunded, 5.25%, 1/01/26                                         19,000,000        19,849,680
Minneapolis Health Care System Revenue, Fairview Health Services, Series A,
   6.625%, 11/15/28                                                                             11,000,000        12,150,050
   6.75%, 11/15/32                                                                               6,250,000         6,879,187
Minnesota Agriculture and Economic Development Board Revenue, Health Care System,
   Refunding, Series A, NATL Insured, 5.75%, 11/15/26                                              510,000           510,995
Minnetonka MFHR, Ridgepointe II Project, Series A, GNMA Secured, Pre-Refunded, 5.95%,
   10/20/33                                                                                     11,075,000        11,520,879
Roseville MFHR, Rosepointe I Project, Series A, GNMA Secured, Pre-Refunded, 5.95%,
   10/20/33                                                                                      7,720,000         7,934,848
University of Minnesota Revenue, Series A, ETM, 5.75%, 7/01/13                                   1,250,000         1,447,250
                                                                                                             ---------------
                                                                                                                 103,308,396
                                                                                                             ---------------
MISSISSIPPI 0.8%
Claiborne County PCR, Systems Energy Resources Inc. Project, Refunding, 6.20%, 2/01/26          36,500,000        36,463,135
Jackson County Environmental Improvement Revenue, International Paper Co. Project, 6.70%,
   5/01/24                                                                                       3,500,000         3,538,920
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding,
   5.875%, 4/01/22                                                                              40,000,000        39,993,600
   5.90%, 5/01/22                                                                                8,250,000         8,249,670
Mississippi State GO, Refunding, 5.75%, 12/01/12                                                 2,000,000         2,264,800
                                                                                                             ---------------
                                                                                                                  90,510,125
                                                                                                             ---------------
MISSOURI 1.1%
Jackson County Special Obligation Revenue, NATL Insured, 5.00%, 12/01/22                         9,095,000         9,396,863
Missouri Development Finance Board Cultural Facilities Revenue, Nelson Gallery
   Foundation, Series A, NATL Insured, 5.00%, 12/01/30                                          11,500,000        11,700,100
Missouri Joint Municipal Electric Utility Commission Power Project Revenue,
   latan 2 Project, Series A, AMBAC Insured, 5.00%, 1/01/34                                     14,000,000        13,960,660
   Plum Point Project, NATL Insured, 5.00%, 1/01/34                                              8,000,000         7,481,120
Missouri State Board of Public Buildings Special Obligation Revenue, Series A, 4.75%,
   10/15/28                                                                                      8,250,000         8,497,583

Franklin Federal Tax-Free Income Fund

Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
   St. Luke's Health System, Series B, 5.50%, 11/15/35                                      $   15,000,000   $    15,397,950
Missouri State Health and Educational Facilities Authority Revenue, SSM Health Care,
   Refunding, Series A, NATL Insured, 5.00%, 6/01/22                                               230,000           230,152
   Series A, AMBAC Insured, Pre-Refunded, 5.25%, 6/01/21                                         9,950,000        10,647,196
   Series B, AMBAC Insured, 5.25%, 6/01/21                                                       7,550,000         7,731,200
Sl. Louis Airport Revenue,
   Airport Development Program, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/20             5,000,000         5,309,400
   Airport Development Program, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/21             7,250,000         7,698,630
   Capital Improvement Program, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/27            12,390,000        13,614,504
Taney County IDA Hospital Revenue, The Skaggs Community Hospital Assn., Refunding,
   5.40%, 5/15/28                                                                                4,000,000         3,718,560
                                                                                                             ---------------
                                                                                                                 115,383,918
                                                                                                             ---------------
MONTANA 0.3%
Forsyth PCR, Puget Sound Energy, Refunding, Series A, AMBAC Insured, 5.00%, 3/01/31             30,000,000        28,535,400
                                                                                                             ---------------
NEBRASKA 1.4%
Adams County School District No. 018 GO, Hastings Public Schools, FSA Insured, 5.00%,
   12/15/31                                                                                      5,795,000         6,058,209
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%,                  5,000,000         5,318,800
   12/01/28
Lancaster County School District No. 001 GO, Lincoln Public Schools, 5.00%, 1/15/36             24,725,000        25,718,698
Lincoln Electric System Revenue, 5.00%, 9/01/31                                                  8,645,000         8,928,988
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health
   Services Project, Series A-1, 6.00%, 7/01/33                                                 12,000,000        12,009,600
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding, Series A,
BHAC Insured, 5.375%, 4/01/39                                                                    5,000,000         5,383,550
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier,
   Refunding, AMBAC Insured, 5.00%, 2/01/35                                                     30,000,000        28,601,400
   Series A, AMBAC Insured, Pre-Refunded, 5.125%, 4/01/26                                       12,500,000        13,638,875
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, 5.00%, 6/01/36            9,000,000         9,235,620
Omaha Public Power District Separate Electricity Revenue, System, Nebraska City 2,
   Series A, AMBAC Insured, 5.00%, 2/01/30                                                      12,165,000        12,637,245
University of Nebraska Revenues,
   Kearney Student Fees and Facilities, 5.00%, 7/01/30                                           5,000,000         5,233,900
   Lincoln Student Fees and Facilities, Series A, 5.25%, 7/01/34                                 5,000,000         5,310,300
   Omaha Student Facilities Project, 5.00%, 5/15/32                                              5,000,000         5,251,650
   University of Nebraska Omaha Health and Recreation Project, 5.00%, 5/15/38                    5,000,000         5,206,050
                                                                                                             ---------------
                                                                                                                 148,532,885
                                                                                                             ---------------
NEVADA 0.7%
Clark County Airport Revenue, sub. lien,
   Series A-2, NATL Insured, 5.125%, 7/01/27                                                    10,000,000        10,107,600
   Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/31                                         20,000,000        21,337,000
Clark County School District GO,
   Refunding, Series A, NATL Insured, 5.00%, 6/15/24                                            15,000,000        15,678,450
   Series C, FSA Insured, 5.00%, 6/15/21                                                        10,000,000        10,630,700
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17         10,275,000        10,302,331
Sparks RDA Tax Allocation Revenue, Refunding, Series A, Radian Insured, 6.00%, 1/15/23           5,000,000         4,634,650
Washoe County GO, Reno Sparks Convention, Refunding, Series A, FGIC Insured, 5.00%,
   7/01/24                                                                                       5,000,000         5,093,950
                                                                                                             ---------------
                                                                                                                  77,784,681
                                                                                                             ---------------
NEW HAMPSHIRE 0.2%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%,
   6/20/33                                                                                       5,316,000         5,338,380
New Hampshire Health and Education Facilities Authority Revenue,
   Exeter Project, 6.00%, 10/01/24                                                               2,000,000         2,052,020
   Exeter Project, 5.75%, 10/01/31                                                               1,000,000         1,011,070
   The Memorial Hospital, Refunding, 5.25%, 6/01/26                                              1,000,000           914,740
   The Memorial Hospital, Refunding, 5.25%, 6/01/36                                              1,100,000           939,873
New Hampshire Higher Educational and Health Facilities Authority Revenue, New Hampshire
   Catholic Charities, 5.80%, 8/01/22                                                            1,000,000           923,830
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligation Group,
   Series A, 6.125%, 10/01/39                                                                    5,000,000         5,023,000
                                                                                                             ---------------
                                                                                                                  16,202,913
                                                                                                             ---------------

Franklin Federal Tax-Free Income Fund

NEW JERSEY 2.8%
Health Care Facilities Financing Authority Revenue, Englewood Hospital, NATL Insured,
   5.00%, 8/01/23                                                                           $    5,000,000   $     5,048,000
Hudson County Improvement Authority Solid Waste Systems Revenue, Refunding,
   Series 1,6.00%, 1/01/19                                                                       2,100,000         1,829,730
   Series 1,6.00%, 1/01/29                                                                       5,000,000         3,903,750
   Series 2, 6.125%, 1/01/19                                                                     2,000,000         1,758,280
   Series 2, 6.125%, 1/01/29                                                                     5,000,000         3,962,800
New Jersey EDA Lease Revenue, International Center for Public Health Project,
   University of Medicine and Dentistry, AMBAC Insured, 6.00%, 6/01/32                           5,000,000         5,000,300
New Jersey EDA Revenue,
   Cigarette Tax, 5.75%, 6/15/29                                                                20,000,000        19,587,000
   Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/29                      10,000,000         9,962,600
   Motor Vehicle Surcharge Revenue, Series A, NATL Insured, 5.00%, 7/01/34                       5,000,000         4,756,250
   School Facilities Construction, Series C, NATL Insured, 4.75%, 6/15/25                        7,500,000         7,546,275
   School Facilities Construction, Series 0, 5.125%, 3/01/28                                    20,000,000        20,661,800
   School Facilities Construction, Series U, 5.00%, 9/01/37                                     22,000,000        21,868,660
New Jersey Health Care Facilities Financing Authority Revenue, State Contract
   Hospital Asset Transitions Program, Series A, 5.25%, 10/01/38                                10,000,000        10,145,200
New Jersey State COP, Equipment Lease Purchase, Series A, 5.25%,
   6/15/25                                                                                      20,305,000        21,314,768
   6/15/26                                                                                       8,000,000         8,342,160
   6/15/27                                                                                       4,000,000         4,161,840
   6/15/28                                                                                       2,000,000         2,064,100
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%,
   10/01/28                                                                                      7,415,000         8,075,083
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System,
   Series 6.00%, 12/15/38                                                                       60,000,000        66,562,800
   FSA Insured, 5.00%, 12/15/34                                                                 35,000,000        35,843,850
New Jersey State Turnpike Authority Turnpike Revenue,
   Growth and Income Securities, Series B, AMBAC Insured, zero cpn. to 1/01/15, 5.15%
   thereafter, 1/01/35                                                                          10,000,000         7,776,800
   Series E, 5.25%, 1/01/40                                                                     13,925,000        14,364,195
Tobacco Settlement FICO Revenue, Asset-Backed, Pre-Refunded, 5.75%, 6/01/32                     16,605,000        18,004,469
                                                                                                             ---------------
                                                                                                                 302,540,710
                                                                                                             ---------------
NEW MEXICO 0.1%
New Mexico Finance Authority Revenue, New Mexico Finance Authority, Series B, 5.50%,
   6/01/39                                                                                      11,000,000        11,037,290
New Mexico State Highway Commission Tax Revenue, senior sub. lien, Series A, Pre-
   Refunded, 6.00%, 6/15/13                                                                      1,000,000         1,021,210
                                                                                                             ---------------
                                                                                                                  12,058,500
                                                                                                             ---------------
NEW YORK 6.1%
Long Island Power Authority Electric System Revenue, General, Refunding, Series A, 6.00%,
   5/01/33                                                                                      12,500,000        13,984,500
MTA Commuter Facilities Revenue, Series A, Pre-Refunded, 5.25%, 7/01/28                          5,000,000         5,341,600
MTA Dedicated Tax Fund Revenue,
   Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30                                         12,500,000        12,617,125
   Series A, FGIC Insured, Pre-Refunded, 5.00%, 11/15/31                                        14,250,000        15,371,048
   Series A, NATL Insured, ETM, 6.25%, 4/01/11                                                   1,280,000         1,369,293
   Series B, 5.25%, 11/15/28                                                                     6,000,000         6,357,420
   Series B, 5.25%, 11/15/29                                                                     4,000,000         4,215,600
   Series B, 5.25%, 11/15/30                                                                     3,000,000         3,147,210
   Series B, 5.00%, 11/15/34                                                                     5,000,000         5,167,750
MTA Revenue,
   Refunding, Series E, 5.25%, 11/15/31                                                         10,000,000        10,183,000
   Refunding, Series U, 5.125%, 11/15/31                                                        20,720,000        21,032,043
   Series A, 5.00%, 11/15/37                                                                    25,000,000        24,849,500
   Transportation, Series C, 6.50%, 11/15/28                                                    15,000,000        17,167,200
MTA Transit Facilities Revenue, Service Contract, Series 8, Pre-Refunded, 5.375%,               15,000,000        17,233,350
7/01/21 New York City GO,
   Refunding, Series C, 5.00%, 8/01/23                                                          24,620,000        26,589,354
   Refunding, Series H, 6.125%, 8/01/25                                                              5,000             5,012
   Series D, 8.00%, 8/01/16                                                                          5,000             5,166

Franklin Federal Tax-Free Income Fund

   Series D, 5.50%, 6/01/24                                                                 $   16,405,000   $    17,146,506
   Series D, Pre-Refunded, 5.50%, 6/01/24                                                        7,535,000         8,368,597
   Series E, 6.50%, 12/01/12                                                                        20,000            20,369
   Series E, Sub Series E-1, 6.25%, 10/15/28                                                    10,000,000        11,598,900
   Series F, 5.25%, 1/15/23                                                                     14,415,000        15,103,605
   Series F, Pre-Refunded, 5.25%, 1/15/23                                                        5,585,000         6,295,915
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
   Pre-Refunded, 5.50%, 6/15/33                                                                 55,000,000        56,621,400
   Refunding, Series D, 5.25%, 6/15/25                                                          10,000,000        10,367,400
   Refunding, Series D, 5.00%, 6/15/37                                                          19,800,000        20,275,794
   Refunding, Series FF-2, 5.50%, 6/15/40                                                       15,000,000        16,290,600
   Series A, 5.75%, 6/15/40                                                                      6,000,000         6,641,160
   Series G, FSA Insured, 5.125%, 6/15/32                                                       24,215,000        24,633,919
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2009,
   Series S-2, 6.00%, 7/15/38                                                                   20,000,000        22,074,000
   Series S-3, 5.25%, 1/15/34                                                                   10,170,000        10,597,242
   Series S-4, 5.50%, 1/15/34                                                                   12,890,000        13,713,413
New York City Transitional Finance Authority Revenue, Future Tax Secured,
   Refunding, Series B, 5.00%, 5/01/30                                                           7,205,000         7,420,357
   Series B, Pre-Refunded, 6.00%, 11/15/29                                                      10,000,000        10,266,200
   Series B, Pre-Refunded, 5.00%, 5/01/30                                                          295,000           320,895
   Series C, Pre-Refunded, 5.50%, 11/01/20                                                       5,000,000         5,115,550
   Series C, Pre-Refunded, 5.50%, 11/01/24                                                       4,200,000         4,297,062
   Series D, 5.00%, 2/01/27                                                                     10,000,000        10,417,100
New York City Trust for Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
   AMBAC Insured, 5.125%, 7/01/31                                                                8,000,000         8,151,120
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, AMBAC
    Insured, 5.00%, 11/15/30                                                                    10,000,000        10,089,200
New York Liberty Development Corp. Revenue,
   5.50%, 10/01/37                                                                              13,000,000        13,128,440
   Goldman Sachs Headquarters, 5.25%, 10/01/35                                                  25,000,000        25,138,750
New York State Dormitory Authority Lease Revenue, Court Facilities, Pre-Refunded, 6.00%,
   5/15/39                                                                                      16,000,000        16,423,520
New York State Dormitory Authority Revenues,
   City University System Consolidated, Third General, Refunding, Series 1, 5.25%,              10,000,000        10,041,600
      7/01/25
   State Supported Debt, Upstate Community Colleges, 6.00%, 7/01/31                             23,215,000        25,657,450
   State Supported Debt, Upstate Community Colleges, Refunding, Series A, 5.00%, 7/01/28         1,535,000         1,545,315
New York State HFAR, Housing Project Mortgage, Refunding, Series A, FSA Insured,
   6.10%, 11/01/15                                                                                 370,000           370,851
   6.125%, 11/01/20                                                                                305,000           305,345
New York State Thruway Authority Highway and Bridge Trust Fund Revenue, Series A, FSA
   Insured, Pre-Refunded, 6.00%, 4/01/14                                                         1,420,000         1,447,505
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series B-1,
   5.00%, 3/15/36                                                                                5,000,000         5,162,350
Onondaga County GO, 5.875%, 2/15/12                                                                300,000           330,453
Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%, 10/15/29               8,000,000         8,529,760
Triborough Bridge and Tunnel Authority Revenues,
   General, Series A-2, 5.25%, 11/15/34                                                          7,500,000         7,892,775
   General Purpose, 5.25%, 11/15/38                                                             25,000,000        26,142,000
   General Purpose, Refunding, Series A, 5.00%, 1/01/27                                          5,000,000         5,090,000
   General Purpose, Series A, 5.00%, 1/01/32                                                     3,085,000         3,129,177
   General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30                                      15,000,000        18,664,800
   General Purpose, Series X, ETM, 6.625%, 1/01/12                                               1,800,000         1,946,646
   General Purpose, Series Y, ETM, 6.00%, 1/01/12                                                  500,000           536,855
                                                                                                             ---------------
                                                                                                                 651,946,067
                                                                                                             ---------------
NORTH CAROLINA 1.7%
Charlotte Airport Revenue, Series A, NATL Insured, 5.00%, 7/01/34                                6,000,000         6,020,940
Charlotte COP,
   Refunding, Series C, 5.00%, 6/01/34                                                           8,000,000         8,363,520
   Transit Projects, Phase II, Series E, 5.00%, 6/01/30                                         15,940,000        16,465,382
North Carolina Eastern Municipal Power Agency Power System Revenue,
   Refunding, Series B, 6.00%, 1/01/22                                                           1,250,000         1,446,400
   Refunding, Series B, 6.25%, 1/01/23                                                          39,030,000        46,209,959
   Refunding, Series B, FGIC Insured, 6.25%, 1/01/23                                             1,280,000         1,289,587
   Refunding, Series D, 5.125%, 1/01/23                                                         12,000,000        12,244,680

Franklin Federal Tax-Free Income Fund

   Refunding, Series D, 5.125%, 1/01/26                                                     $    3,000,000   $     3,043,950
   Series A, 5.50%, 1/01/26                                                                      4,500,000         4,799,925
North Carolina Medical Care Commission Revenue, Rowan Regional Medical Center, FSA
Insured, 4.75%, 9/01/24                                                                          6,970,000         7,087,235
North Carolina State Capital Improvement Limited Obligation Revenue, 5.00%,
   5/01/22                                                                                       5,000,000         5,600,300
   5/01/24                                                                                       5,500,000         6,082,395
   5/01/25                                                                                       5,750,000         6,316,260
   5/01/27                                                                                       4,500,000         4,884,480
   5/01/28                                                                                       4,250,000         4,585,708
North Carolina Turnpike Authority Triangle Expressway System Revenue,
   Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33                         25,000,000         6,199,000
   Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34                         15,000,000         3,491,700
   Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35                         15,215,000         3,276,398
   Series A, Assured Guaranty, 5.50%, 1/01/29                                                    6,750,000         7,119,023
   Series A, Assured Guaranty, 5.75%, 1/01/39                                                   10,380,000        10,857,791
Winston-Salem Water and Sewer System Revenue, Pre-Refunded, 5.125%, 6/01/28                     11,000,000        11,783,200
                                                                                                             ---------------
                                                                                                                 177,167,833
                                                                                                             ---------------
NORTH DAKOTA 0.3%
Grand Forks Health Care System Revenue, Altru Health System Obligation Group,
   Assured Guaranty, 5.00%, 12/01/26                                                             8,385,000         8,434,891
   Refunding, 5.50%, 12/01/20                                                                    8,870,000         8,588,289
   Refunding, 5.50%, 12/01/24                                                                   13,945,000        13,057,261
                                                                                                             ---------------
                                                                                                                  30,080,441
                                                                                                             ---------------
OHIO 2.7%
Akron Bath Copley Joint Township Hospital District Revenue, Hospital Improvement
   Children's Hospital Center, FSA Insured, 5.00%, 11/15/31                                      9,250,000         9,289,867
Akron Income Tax Revenue, Community Learning, NATL Insured, 5.00%,
   12/01/26                                                                                      6,085,000         6,239,985
   12/01/27                                                                                      3,185,000         3,257,077
American Municipal Power Inc. Revenue, Refunding, 5.00%, 2/15/38                                22,500,000        22,677,300
Buckeye Tobacco Settlement Financing Authority Revenue, Asset-Backed,
   Senior Convertible Capital Appreciation Turbo Term Bond, Series A-3, zero cpn. to
   12/01/12, 6.25% thereafter, 6/01/37                                                          15,000,000        10,077,300
   Senior Current Interest Turbo Term Bond, Series A-2, 5.75%, 6/01/34                          11,250,000         9,255,488
   Senior Current Interest Turbo Term Bond, Series A-2, 6.00%, 6/01/42                           5,000,000         3,966,950
Cleveland Airport System Revenue, Series A, FSA Insured, 5.00%, 1/01/31                         17,930,000        17,960,840
Cleveland State University General Receipt Revenue, NATL Insured, 5.00%, 6/01/29                 5,000,000         5,095,050
Columbus City School District GO, School Facilities Construction and Improvement, FGIC
Insured, Pre-Refunded, 5.00%, 12/01/28                                                          16,000,000        18,072,480
Cuyahoga County Hospital Facilities Revenue, Canton Inc. Project, 7.50%, 1/01/30                17,100,000        17,304,858
Hamilton County Sales Tax Revenue,
   Refunding, Series B, AMBAC Insured, 5.25%, 12/01/32                                           1,995,000         2,004,317
   Series B, AMBAC Insured, Pre-Refunded, 5.25%, 12/01/32                                        8,005,000         8,332,324
Kettering City School District GO, School Improvement, FGIC Insured, Pre-Refunded,
   5.00%, 12/01/30                                                                               1,860,000         2,127,375
Little Miami Local School District GO, School Improvement, FSA Insured, Pre-Refunded,
   5.00%, 12/01/34                                                                               4,000,000         4,686,960
Maple Heights City School District GO, School Facilities Improvement, 5.00%, 1/15/37            29,370,000        29,973,847
Marysville Wastewater Treatment System Revenue, Refunding, XLCA Insured, 5.00%,
   12/01/31                                                                                      8,000,000         8,008,640
   12/01/36                                                                                     13,725,000        13,387,502
Nordonia Hills Local School District GO, School Improvement, AMBAC Insured,
Pre-Refunded,
   5.375%, 12/01/20                                                                              4,275,000         4,498,711
   5.45%, 12/01/25                                                                               3,000,000         3,158,850
Ohio State Air Quality Development Authority Revenue, Pollution Control, FirstEnergy
   Solutions Corp., Refunding, Series C, 5.625%, 6/01/18                                         8,500,000         9,132,995
Ohio State GO, Series A, 5.375%, 9/01/28                                                        10,000,000        10,998,800
Ohio State Water Development Authority Pollution Control Facilities Revenue, FirstEnergy
   Solutions Corp., Mandatory Put 6/01/16, Refunding, Series A, 5.875%, 6/01/33                 13,000,000        14,395,940
Pickerington Local School District GO, School Facilities Construction and Improvement,
   FGIC Insured, Pre-Refunded, 5.00%, 12/01/28                                                  15,000,000        16,194,900
Scioto County Hospital Revenue, Southern Ohio Medical Center, Refunding, 5.75%, 2/15/38         17,000,000        17,162,690

Franklin Federal Tax-Free Income Fund

Springboro Community City School District GO, School Improvement, NATL Insured, Pre-
   Refunded, 5.00%, 12/01/27                                                                $   10,350,000   $    11,918,542
University of Cincinnati COP, Jefferson Avenue Residence Hall, NATL Insured, 5.125%,
   6/01/28                                                                                       4,000,000         4,011,440
University of Cincinnati General Receipts Revenue, Series A, FGIC Insured,
   Pre-Refunded, 5.25%, 6/01/24                                                                  5,000,000         5,364,250
                                                                                                             ---------------
                                                                                                                 288,555,278
                                                                                                             ---------------
OKLAHOMA 0.0%(a)
Valley View Hospital Authority Revenue, Valley View Regional Medical Center,
   Refunding, 6.00%, 8/15/14                                                                     1,845,000         1,818,284
                                                                                                             ---------------
OREGON 1.2%
Jackson County School District No 6 Central Point GO, FGIC Insured, Pre-Refunded,
   5.25%, 6/15/20                                                                                4,000,000         4,073,840
Lane County School District No. 19 Springfield GO, Refunding, FGIC Insured, 6.00%,
   10/15/13                                                                                      1,250,000         1,434,650
Oregon Health and Science University Revenue, Series A,
   5.75%, 7/01/39                                                                                5,000,000         5,375,650
   NATL Insured, 5.00%, 7/01/26                                                                 10,500,000        10,452,960
Oregon State Department of Administrative Services COP, Series A, AMBAC Insured, Pre-
   Refunded, 6.00%, 5/01/26                                                                     10,000,000        10,238,800
Oregon State Department of Transportation Highway User Tax Revenue, senior lien,
   Series A, 4.50%, 11/15/32                                                                    30,000,000        30,391,500
Oregon State EDR, Georgia-Pacific Corp. Project,
   Refunding, Series 183, 5.70%, 12/01/25                                                        3,500,000         3,215,660
(b)Series CLVII, 6.35%, 8/01/25                                                                  5,500,000         5,430,700
Oregon State GO, State Board of Higher Education, Series A,
   5.00%, 8/01/26                                                                                6,630,000         7,034,695
   5.00%, 8/01/27                                                                                6,955,000         7,351,227
   Pre-Refunded, 5.00%, 8/01/26                                                                 12,000,000        12,804,840
Port of Portland International Airport Revenue, Series Nineteen, 5.50%, 7/01/38                 25,000,000        26,553,750
                                                                                                             ---------------
                                                                                                                 124,358,272
                                                                                                             ---------------
PENNSYLVANIA 3.5%
Allegheny County Hospital Development Authority Revenue, Health System, Series A, NATL
   Insured, Pre-Refunded, 6.50%, 11/15/30                                                       10,000,000        10,688,400
Allegheny County Port Authority Special Revenue, Transportation, Refunding, NATL
   Insured, 5.00%, 3/01/29                                                                      10,000,000        10,056,400
Butler Area School District GO,
   FGIC Insured, Pre-Refunded, 5.60%, 4/01/28                                                    3,765,000         3,797,040
   NATL Insured, Pre-Refunded, 5.60%, 4/01/28                                                    1,235,000         1,245,510
Centennial School District Bucks County GO, Series B, FSA Insured, 5.25%, 12/15/37              13,655,000        14,183,585
Coatesville School District GO, FSA Insured, 5.00%, 8/01/24                                      6,420,000         6,879,415
Delaware River Port Authority Pennsylvania and New Jersey Revenue, FSA Insured, 5 75%,
   1/01/22                                                                                       8,500,000         8,516,320
   1/01/26                                                                                      10,000,000        10,015,000
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC
   Insured, 5.60%, 7/01/17                                                                       5,000,000         5,562,750
Erie County Hospital Authority Revenue, Hamot Health Foundation, CIFG Insured, 5.00%,
   11/01/37                                                                                      5,000,000         4,232,900
Erie Water Authority Water Revenue, Series A, NATL Insured, Pre-Refunded, 5.20%,                18,700,000        20,221,806
   12/01/30
Montgomery County IDA Retirement Community Revenue, ACTS Retirement-Life Communities
   Inc. Obligated Group, 5.25%, 11/15/28                                                         2,500,000         2,346,375
Northampton County General Purpose Authority Hospital Revenue, St. Luke's Hospital
   Project, Series A, 5.375%, 8/15/28                                                            5,000,000         4,945,000
Northampton County General Purpose Authority Revenue, County Agreement, FSA Insured,
   5.25%, 10/01/30                                                                              12,150,000        12,588,129
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue,
   Allegheny Energy Supply Co., LLC Project, 7.00%, 7/15/39                                     20,000,000        22,016,800
Pennsylvania Economic Development Financing Authority Water Facility Revenue, American
   Water Co. Project, 6.20%, 4/01/39                                                            12,500,000        13,297,750
Pennsylvania State Higher Educational Facilities Authority Revenue, Temple University,
   Refunding, NATL Insured, 5.00%, 4/01/33                                                      14,225,000        14,381,902
Pennsylvania State Turnpike Commission Revenue, AMBAC Insured, Pre-Refunded, 5.00%,
    7/15/31                                                                                      5,850,000         6,288,809

Franklin Federal Tax-Free Income Fund

Pennsylvania State Turnpike Commission Turnpike Revenue,
   Convertible Capital Appreciation, Sub Series C, FSA Insured, zero cpn. to 6/01/16,
   6.25% thereafter, 6/01/33                                                                $    5,000,000   $     3,624,300
   Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.00%, 6/01/28                         5,000,000         5,637,850
   Refunding, Series C, Sub Series C-1, Assured Guaranty, 6.25%, 6/01/38                        15,000,000        16,816,350
    Series B, 5.75%, 6/01/39                                                                    20,000,000        21,105,800
Philadelphia Authority for Industrial Development Lease Revenue, Series B, FSA
   Insured, Pre-Refunded, 5.25%, 10/01/30                                                       15,630,000        16,981,370
Philadelphia Gas Works Revenue,
   Fifth Series A-1, FSA Insured, 5.00%, 9/01/29                                                 5,000,000         5,091,850
   Refunding, First Series A, FSA Insured, 5.00%, 7/01/26                                        5,000,000         5,001,150
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24                          11,000,000        11,464,310
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue, Mortgage,
   North Philadelphia Health Systems, Refunding, Series A, FHA Insured,
   5.30%, 1/01/18                                                                                2,335,000         2,344,223
   5.35%, 1/01/23                                                                                5,690,000         5,712,248
   5.375%, 1/01/28                                                                               3,700,000         3,714,134
Philadelphia Municipal Authority Revenue, Lease, 6.375%, 4/01/29                                 4,500,000         4,723,830
Philadelphia ROAR, Neighborhood Transformation, Series C, FGIC Insured, 5.00%,
   4/15/29                                                                                      10,965,000        10,283,854
   4/15/30                                                                                      12,000,000        11,145,360
Philadelphia School District GO,
   Series A, FSA Insured, Pre-Refunded, 5.75%, 2/01/30                                          14,050,000        14,798,162
   Series E, 6.00%, 9/01/38                                                                     25,000,000        26,743,500
Philadelphia Water and Wastewater Revenue, Series A,
   5.25%, 1/01/25                                                                                1,000,000         1,045,550
   5.00%, 1/01/26                                                                                5,000,000         5,115,300
   5.00%, 1/01/27                                                                                1,750,000         1,783,968
   5.25%, 1/01/32                                                                                5,000,000         5,139,450
   FGIC Insured, 5.00%, 11/01/31                                                                 8,995,000         9,028,641
Pittsburgh and Allegheny County Public Auditorium Hotel Room Revenue, AMBAC Insured,
   5.125%, 2/01/35                                                                              15,000,000        13,084,500
Pittsburgh and Allegheny County Public Auditorium Revenue, Regional Asset District
   Sales Tax, AMBAC Insured, 5.25%, 2/01/31                                                      5,000,000         4,894,200
                                                                                                             ---------------
                                                                                                                 376,543,791
                                                                                                             ---------------
RHODE ISLAND 1.0%
Narragansett Bay Commission Wastewater System Revenue, Series A, NATL Insured, 5.00%,
   8/01/30                                                                                       7,990,000         8,178,644
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured
   Guaranty, 5.50%, 5/15/27                                                                     17,300,000        18,157,561
Rhode Island Health and Educational Building Corp. Higher Education Facility Revenue,
   Brown University Rhode Island, Refunding, Series A, 5.00%, 9/01/39                            9,695,000        10,184,016
Rhode Island Housing and Mortgage Finance Corp. Revenue, Homeownership Opportunity,
   Refunding, Series 15-A, 6.85%, 10/01/24                                                         620,000           620,006
   Refunding, Series 25-A, 4.95%, 10/01/16                                                         110,000           110,145
   Series 10-A, 6.50%, 10/01/22                                                                    475,000           475,708
   Series 10-A, 6.50%, 4/01/27                                                                     265,000           265,371
Rhode Island State Economic Development Corp. Airport Revenue, Series B, NATL Insured,
   5.00%,
   7/01/27                                                                                      12,280,000        12,506,566
   7/01/30                                                                                      14,965,000        15,119,738
Rhode Island State Health and Educational Building Corp. Revenue,
   Higher Education Facility, University of Rhode Island, Refunding, Series A, AMBAC
      Insured, 5.00%, 9/15/30                                                                   10,000,000        10,087,100
   Hospital Financing, Lifespan Obligated Group, 6.375%, 8/15/21                                   925,000           952,232
   Hospital Financing, Lifespan Obligated Group, Pre-Refunded, 6.375%, 8/15/21                   6,075,000         6,746,227
   Hospital Financing, Lifespan Obligated Group, Refunding, Series A, FSA Insured, 5.00%,
      5/15/26                                                                                    5,000,000         5,056,050
   Hospital Financing, Lifespan Obligated Group, Refunding, Series A, FSA Insured, 5.00%,
      5/15/32                                                                                   14,440,000        14,210,115
   Hospital Financing, Lifespan Obligated Group, Series A, 7.00%, 5/15/39                        8,200,000         9,033,858
                                                                                                             ---------------
                                                                                                                 111,703,337
                                                                                                             ---------------

FRANKLIN FEDERAL TAX-FREE INCOME FUND

SOUTH CAROLINA 1.9%
Charleston Educational Excellence Finance Corp. Revenue, Charleston County School
   District, 5.25%, 12/01/30                                                                $    8,000,000   $     8,221,520
Dorchester County Waterworks and Sewer System Revenue, Refunding, NATL Insured, 5.00%,
   10/01/28                                                                                      8,000,000         8,082,000
Greenville County School District Installment Purchase Revenue, Building Equity Sooner
   Tomorrow, Refunding, 5.00%, 12/01/28                                                          7,500,000         7,686,825
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School
   District 50, Refunding, Assured Guaranty, 4.50%, 12/01/32                                     7,030,000         6,720,188
Lancaster Educational Assistance Program Inc. Revenue, School District of Lancaster
   County Project, 5.00%, 12/01/26                                                              12,300,000        12,372,447
Medical University of South Carolina Hospital Authority Hospital Facilities Revenue,
   Mortgage, Refunding, Series A, NATL Insured, 5.00%, 8/15/31                                  13,860,000        13,226,875
Newberry Investing in Children's Education Installment Revenue, Newberry County School
   District Project, 5.00%, 12/01/30                                                             4,000,000         3,696,040
Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24                    10,000,000        10,363,000
Scago Educational Facilities Corp. for Beaufort School District Revenue, Beaufort
   School District, FSA Insured, 5.00%, 12/01/31                                                 5,340,000         5,565,241
Scago Educational Facilities Corp. for Chesterfield School District Revenue, School
   Project, Assured Guaranty, 5.00%, 12/01/29                                                    7,500,000         7,525,275
Scago Educational Facilities Corp. for Colleton School District Revenue, School Project,
   Assured Guaranty, 5.00%,
   12/01/25                                                                                      3,340,000         3,411,409
   12/01/26                                                                                      4,000,000         4,066,800
Scago Educational Facilities Corp. for Pickens School District Revenue, Pickens County
   Project, FSA Insured, 5.00%,
   12/01/25                                                                                     18,900,000        19,359,837
   12/01/31                                                                                     10,000,000        10,074,100
South Carolina Jobs EDA Hospital Facilities Revenue, Palmetto Health, Refunding,
   Series A, FSA Insured, 5.00%, 8/01/35                                                        20,000,000        19,576,800
South Carolina Jobs EDA Hospital Revenue,
   Anmed Health, Refunding and Improvement, Series B, Assured Guaranty, 5.375%, 2/01/29          4,000,000         4,208,160
    Improvement, Palmetto Health, Refunding, 5.75%, 8/01/39                                      3,000,000         2,937,450
South Carolina Public Service Authority Revenue, Series B, FSA Insured, 5.25%, 1/01/33          31,835,000        32,647,430
South Carolina State Public Service Authority Revenue, Refunding,
   Series A, 5.50%, 1/01/38                                                                      7,500,000         8,062,350
   Series B, 5.25%, 1/01/34                                                                      6,000,000         6,427,200
Sumter Two School Facilities Inc. Installment Purchase Revenue, Sumter County School
   District 2, Refunding, Assured Guaranty, 4.50%, 12/01/32                                      6,000,000         5,664,180
                                                                                                             ---------------
                                                                                                                 199,895,127
                                                                                                             ---------------
SOUTH DAKOTA 0.4%
South Dakota Health and Educational Facilities Authority Revenue,
   Avera Health Issue, AMBAC Insured, 5.25%, 7/01/22                                            15,425,000        15,734,117
   Avera Health Issue, Series B, 5.50%, 7/01/35                                                  3,000,000         3,034,050
   Avera Health Issue, Series B, 5.25%, 7/01/38                                                  5,000,000         4,891,400
   Sanford Health, 5.00%, 11/01/27                                                               2,355,000         2,367,623
   Sanford Health, 5.00%, 11/01/40                                                              12,945,000        12,724,935
                                                                                                             ---------------
                                                                                                                  38,752,125
                                                                                                             ---------------
TENNESSEE 0.3%
Clarksville Natural Gas Acquisition Corp. Gas Revenue, 5.00%, 12/15/19                           6,000,000         6,008,880
Johnson City Health and Educational Facilities Board Hospital Revenue, first mortgage,
   Mountain States Health, Series A, NATL Insured, Pre-Refunded, 6.00%, 7/01/21                  7,000,000         7,201,040
Knox County Health Educational and Housing Facilities Board Hospital Facilities
   Revenue, Series A, FSA Insured, Pre-Refunded, 5.00%, 1/01/22                                  2,740,000         3,056,169
Knox County Health Educational and Housing Facilities Board Revenue, University Health
   System Inc., Refunding, 5.25%, 4/01/27                                                       17,500,000        16,903,600
Tennessee HDA Revenue, Homeownership Program, Refunding, Series 1D, 4.70%, 7/01/15                 215,000           216,268
                                                                                                             ---------------
                                                                                                                  33,385,957
                                                                                                             ---------------
TEXAS 7.6%
Allen ISO, GO, School Building, Series A, 5.00%, 2/15/39                                        12,575,000        12,896,417
Austin Community College District Public Facility Corp. Revenue, Educational Facility
   Project, Round Rock Campus, 5.25%, 8/01/33                                                    8,675,000         9,067,804
Austin Electric Utility System Revenue, Refunding, NATL Insured, 5.00%, 11/15/28                10,000,000        10,159,500

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Austin ISD, GO, Refunding, 5.00%, 8/01/33                                                   $   10,000,000   $    10,472,000
Austin Water and Wastewater System Revenue, Refunding, Series A, 5.00%, 11/15/39                16,400,000        16,884,948
Bexar County GO, Certificates of Obligation, Combined Flood Control Tax, FSA Insured,
   5.00%, 6/15/37                                                                               20,000,000        20,659,000
Bexar County HFC, MFHR,
   American Opportunity Housing, Series A, NATL Insured, 5.80%, 1/01/31                          6,000,000         5,002,800
   Honey Creek Apartments Project, Series A, NATL Insured, 6.20%, 4/01/30                        2,845,000         2,211,731
Bexar County Hospital District GO, Certificates of Obligation, 5.00%, 2/15/38                   10,000,000         9,955,000
Bridge City ISD, GO, Pre-Refunded, 5.375%, 2/15/32                                               1,930,000         2,031,383
Carrollton GO, Improvement, FSA Insured, 5.25%, 8/15/19                                          1,000,000         1,040,030
Crowley ISD, GO, School Building, 5.00%, 8/01/36                                                13,900,000        14,525,917
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34        18,975,000        19,475,560
Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured,
   5.375%, 2/15/29                                                                              28,325,000        27,551,727
Dallas ISD, GO, Refunding, 5.25%, 2/15/20                                                        2,000,000         2,092,540
Dallas-Fort Worth International Airport Revenue, Refunding and Improvement, Series A,
   NATL Insured, 5.625%, 11/01/26                                                               85,000,000        85,827,050
Denton ISD, GO, School Building, 5.00%, 8/15/38                                                 15,710,000        16,278,074
Duncanville ISD, GO, Series B, Pre-Refunded, 5.25%, 2/15/32                                      9,850,000        10,772,157
Edcouch Elsa ISD, GO, Pre-Refunded, 5.50%, 2/15/30                                               2,000,000         2,003,560
Forney ISD, GO, School Building, Series A, 6.00%, 8/15/37                                        2,000,000         2,263,580
Gulf Coast Waste Disposal Authority Environmental Improvement Revenue, USX Corp.
   Projects, Refunding, 5.50%, 9/01/17                                                           3,250,000         3,254,128
Gulf Coast Waste Disposal Authority Revenue, Valero Energy Corp. Project, 5.70%, 4/01/32         3,000,000         2,697,270
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann
Healthcare System, Refunding, Series B, 7.25%, 12/01/35                                         13,500,000        15,173,460
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured,
   5.125%, 2/15/32                                                                              10,215,000         9,855,432
Harris County MTA Revenue, Contractual Obligations, Series B, 5.00%, 11/01/33                   10,000,000        10,390,300
Harris County Revenue, Series C, 5.00%, 8/15/33                                                  6,000,000         6,183,420
Hays Consolidated ISD, GO, Capital Appreciation, Pre-Refunded, zero cpn.,
   8/15/19                                                                                       5,285,000         3,259,048
   8/15/21                                                                                       8,420,000         4,582,080
   8/15/22                                                                                       8,470,000         4,334,099
Hidalgo County GO, Certificates of Obligation, FSA Insured, Pre-Refunded, 5.25%, 8/15/21         2,500,000         2,681,550
Houston Airport System Revenue,
   Refunding, second lien, Series A, 5.50%, 7/01/34                                              5,000,000         5,257,300
   Refunding, second lien, Series A, 5.50%, 7/01/39                                              7,000,000         7,291,270
   sub. lien, Series B, FSA Insured, Pre-Refunded, 5.50%, 7/01/30                                2,000,000         2,043,440
Houston Area Water Corp. Contract Revenue, Northeast Water Purification Project, FGIC
   Insured, Pre-Refunded, 5.125%, 3/01/28                                                       15,000,000        16,363,350
Houston GO, Public Improvement, Refunding, NATL Insured, 5.00%, 3/01/25                          5,000,000         5,193,700
Houston Water and Sewer Systems Revenue, junior lien, Series B, FGIC Insured, Pre-
   Refunded, 5.25%, 12/01/30                                                                    14,000,000        14,554,540
Keller ISD, GO,
   Pre-Refunded, 5.375%, 8/15/25                                                                 1,330,000         1,366,961
   School Building, 5.50%, 2/15/35                                                              10,000,000        10,583,200
Kerrville ISD, GO, Pre-Refunded, 6.00%, 8/15/13                                                  1,000,000         1,031,120
Lower Colorado River Authority Revenue,
   Improvement, Series A, NATL Insured, Pre-Refunded, 5.00%, 5/15/26                               130,000           137,404
   Refunding and Improvement, Series A, NATL Insured, 5.00%, 5/15/26                             1,870,000         1,908,111
Lower Colorado River Authority Transmission Contract Revenue, LCRA Transmission Services
   Corp. Project, Refunding,
   5.50%, 5/15/36                                                                               15,310,000        15,780,017
   Series B, FSA Insured, 5.00%, 5/15/31                                                        10,000,000        10,230,900
Lubbock Educational Facilities Authority Revenue, Lubbock Christian, Refunding and
   Improvement, 5.125%, 11/01/27                                                                 1,000,000           956,670
Lufkin Health Facilities Development Corp. Health System Revenue, Memorial Health
   System of East Texas, Refunding, 6.25%, 2/15/37                                               5,000,000         4,897,700
Manor ISD, GO, School Building, 5.00%, 8/01/37                                                   8,175,000         8,444,775
Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35                         10,000,000         9,480,500
North Central Texas Health Facility Development Corp. Revenue, Children's Medical
   Center Dallas, Refunding, AMBAC Insured, 5.25%, 8/15/24                                      19,335,000        19,911,763
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34         20,000,000        21,004,400
North Harris County Regional Water Authority Revenue, senior lien, 5.25%, 12/15/33              27,000,000        27,477,090

FRANKLIN FEDERAL TAX-FREE INCOME FUND

   5.50%, 12/15/38                                                                          $   25,000,000   $    25,615,000
North Texas Tollway Authority Revenue,
   Capital Appreciation, System, first tier, Refunding, Series I, zero cpn. to
      1/01/15, 6.50% thereafter, 1/01/43                                                        25,000,000        18,705,500
   System, first tier, Refunding, Series A, 6.25%, 1/01/39                                      12,500,000        13,416,625
   System, first tier, Refunding, Series A, 5.75%, 1/01/40                                      35,000,000        35,733,250
   System, first tier, Refunding, Series K-2, 6.00%, 1/01/38                                    15,000,000        15,791,700
   System, second tier, Refunding, Series F, 5.75%, 1/01/38                                     30,000,000        30,378,300
Northside ISO, GO,
   Pre-Refunded, 5.00%, 2/15/26                                                                  1,345,000         1,410,461
   Refunding, 5.00%, 2/15/26                                                                     1,155,000         1,172,891
Pasadena GO, Certificates of Obligation, FGIC Insured, Pre-Refunded, 5.25%, 4/01/32              3,000,000         3,170,910
Port Corpus Christi IDC Revenue, Valero, Refunding, Series B, 5.40%, 4/01/18                     4,000,000         3,955,560
Port Corpus Christi Nueces County General Revenue, Union Pacific, Refunding, 5.65%,
   12/01/22                                                                                     15,000,000        15,351,600
Port Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38                  14,000,000        14,508,340
Richardson GO, Hotel Occupancy Certificates, Series A, FGIC Insured, Pre-Refunded,
   5.75%, 2/15/21                                                                                2,500,000         2,504,600
Rio Grande City Consolidated ISO, GO, School Building, 5.00%, 8/15/37                           10,510,000        10,888,675
San Antonio Water Revenue, Systems, Refunding, FSA Insured, 5.00%,
   5/15/25                                                                                       5,000,000         5,236,950
   5/15/28                                                                                       5,000,000         5,209,900
Southmost Regional Water Authority Water Supply Contract Revenue, NATL Insured,
   5.00%, 9/01/25                                                                                5,000,000         5,085,600
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris
   Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24                                    4,000,000         4,805,560
Tarrant County Health Facilities Development Corp. Revenue, Bethesda Living Centers,
   Series C, 5.75%,
   8/15/18                                                                                       1,570,000         1,474,199
   8/15/28                                                                                       3,900,000         3,208,881
Texas A&M University Revenue, Financing System, Series 0, 5.00%, 5/15/34                         5,000,000         5,256,400
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding,
   7.375%, 10/01/20                                                                                500,000           618,710
Texas State GO,
   Veterans Housing Assistance, Fund II, Series C, 6.15%, 12/01/28                              10,000,000        10,024,900
   Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34                             7,000,000         7,356,370
Texas State Revenue, Transportation Commission-Mobility Fund, Series A, 5.00%, 4/01/33          10,000,000        10,489,800
Texas State Turnpike Authority Central Texas Turnpike System Revenue, Capital
   Appreciation, AMBAC Insured, zero cpn., 8/15/31                                              43,500,000        10,136,805
Texas State University System Financing Revenue, Refunding, FSA Insured, 5.00%, 3/15/26          6,425,000         6,731,215
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical
   Center, Refunding and Improvement, Series A, 5.25%, 11/01/32                                  6,250,000         6,071,750
Waco Health Facilities Development Corp. FHA Insured Mortgage Revenue, Hillcrest Health
   System Project, Series A, NATL Insured, 5.00%, 8/01/31                                       12,500,000        11,458,000
Wylie ISO, GO,
   Pre-Refunded, 7.00%, 8/15/24                                                                    660,000           725,551
   Refunding, 7.00%, 8/15/24                                                                       340,000           359,438
                                                                                                             ---------------
                                                                                                                 814,349,217
                                                                                                             ---------------
UTAH 0.9%
Intermountain Power Agency Power Supply Revenue, ETM, 6.15%, 7/01/14                            15,515,000        15,518,258
South Jordan Sales Tax Revenue, AMBAC Insured, Pre-Refunded, 5.20%, 8/15/26                      4,770,000         5,116,588
South Valley Water Reclamation Facility Sewer Revenue, AMBAC Insured, 5.00%, 8/15/30             5,730,000         5,971,405
Sl. George Electric Revenue, FSA Insured, 5.00%,
   6/01/33                                                                                       5,000,000         5,207,000
   6/01/38                                                                                       5,000,000         5,143,750
Uintah County Municipal Building Authority Lease Revenue, 5.50%, 6/01/37                         5,000,000         5,022,800
Utah Associated Municipal Power Systems Revenue, Central Sl. George Project, Refunding,
   5.25%, 12/01/27                                                                               9,735,000        10,043,600
Utah State Transit Authority Sales Tax Revenue, Series A, FSA Insured, 5.00%, 6/15/36           25,000,000        26,039,250
Utah Transit Authority Sales Tax Revenue, Series A, 5.25%, 6/15/38                              13,185,000        13,961,596
                                                                                                             ---------------
                                                                                                                  92,024,247
                                                                                                             ---------------
VERMONT 0.5%
Burlington Airport Revenue, Series A, NATL Insured, 5.00%, 7/01/28                               5,780,000         5,454,181

Franklin Federal Tax-Free Income Fund

University of Vermont and State Agricultural College Revenue, Refunding, NATL Insured,
   5.00%, 10/01/30                                                                          $   12,210,000   $    12,690,708
Vermont Educational and Health Buildings Financing Agency Revenue,
   Hospital, Fletcher Allen Health Care Project, Refunding, Series B, FSA Insured,
   5.00%, 12/01/34                                                                               5,500,000         5,484,105
   Hospital, Fletcher Allen Health Care Project, Series A, 4.75%, 12/01/36                       5,000,000         4,142,350
   Hospital, Fletcher Allen Health Care Project, Series A, AMBAC Insured, 6.125%,
      12/01/27                                                                                  13,000,000        13,066,560
   Middlebury College Project, Refunding, 5.00%, 11/01/38                                       10,000,000        10,358,300
                                                                                                             ---------------
                                                                                                                  51,196,204
                                                                                                             ---------------
VIRGINIA 0.3%
Greater Richmond Convention Center Authority Hotel Tax Revenue, Refunding, NATL
   Insured, 5.00%, 6/15/30                                                                      12,260,000        12,333,805
Harrisonburg IDAR, Hospital Facilities, Rockingham Memorial Hospital, AMBAC Insured,
   5.00%, 8/15/31                                                                                2,000,000         1,841,520
Medical College Hospital Authority Revenue, General Revenue Bonds, NATL Insured,
   5.125%, 7/01/18                                                                               2,000,000         2,018,740
Norfolk Parking System Revenue, Refunding, Series A, NATL Insured, 5.00%, 2/01/27                5,000,000         4,932,450
Virginia State HDA Commonwealth Mortgage Revenue, Series H, Sub Series H-1, NATL
   Insured, 5.35%, 7/01/31                                                                      10,000,000        10,056,100
                                                                                                             ---------------
                                                                                                                  31,182,615
                                                                                                             ---------------
WASHINGTON 4.8%
Bellingham Housing Authority Revenue, Pacific Rim and Cascade Meadows Project,
Refunding, NATL Insured, 5.20%, 11/01/27                                                           200,000           194,652
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue,
   Series A,
AMBAC Insured, 5.00%, 11/01/30                                                                  20,000,000        20,792,600
Clark County PUD No. 1 Generating System Revenue, Refunding, FSA Insured, 5.50%, 1/01/25        15,015,000        15,042,177
Energy Northwest Electric Revenue, Columbia Generating Station, Refunding,
   Series A, 5.00%, 7/01/24                                                                     15,255,000        16,431,313
   Series B, FSA Insured, 5.35%, 7/01/18                                                        11,500,000        12,481,640
FYI Properties Lease Revenue, Washington State District Project, 5.50%,
   6/01/34                                                                                       5,000,000         5,333,950
   6/01/39                                                                                      16,250,000        17,146,187
Goat Hill Properties Lease Revenue, Government Office Building Project, NATL Insured,
   5.00%, 12/01/33                                                                              18,500,000        18,840,030
Grant County PUD No. 2 Wanapum Hydro Electric Revenue, Refunding,
   Second Series A, NATL Insured, 5.20%, 1/01/23                                                   250,000           250,220
   Series D, FSA Insured, 5.20%, 1/01/23                                                         6,000,000         6,180,060
King County GO, Limited Tax, Sewer, 5.125%, 1/01/33                                             10,000,000        10,643,100
King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37                         5,000,000         5,222,400
Pierce County School District No. 320 Sumner GO, FSA Insured, Pre-Refunded, 6.00%,
   12/01/14                                                                                      2,000,000         2,095,880
Pierce County School District No. 403 Bethel GO, FGIC Insured, 5.25%, 12/01/22                   5,000,000         5,249,900
Port Seattle Revenue, Refunding, Series A,
   FGIC Insured, 5.00%, 4/01/31                                                                 21,680,000        21,881,407
   NATL Insured, 5.00%, 7/01/33                                                                 10,000,000        10,099,400
Seattle Municipal Light and Power Revenue, 5.40%, 12/01/25                                      10,000,000        10,266,600
Seattle Water System Revenue, FGIC Insured, 5.00%, 10/01/23                                        300,000           303,756
Snohomish County Housing Authority Revenue, Pooled, 6.30%, 4/01/16                                 150,000           150,420
Snohomish County USD No. 6 GO, 6.50%, 12/01/11                                                   5,415,000         5,783,924
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/26                               17,000,000        18,463,530
Twenty-Fifth Avenue Properties Washington Student Housing Revenue, NATL Insured,
   5.125%, 6/01/22                                                                               2,925,000         2,965,424
   5.25%, 6/01/33                                                                                9,770,000         9,777,718
Washington State GO,
   AMBAC Insured, 5.00%, 1/01/31                                                                 7,925,000         8,261,971
   Credit, Series C, FSA Insured, 5.00%, 1/01/30                                                17,435,000        18,295,592
   Motor Vehicle Fuel Tax, Series B, FGIC Insured, 5.00%, 7/01/27                               10,000,000        10,504,300
   Series A, FGIC Insured, 5.00%, 7/01/27                                                       10,000,000        10,504,300
   Various Purpose, Series A, 5.00%, 7/01/33                                                    44,300,000        46,149,968
(c) Various Purpose, Series C, 5.00%, 8/01/34                                                   37,660,000        39,279,380
   Various Purpose, Series C, FSA Insured, Pre-Refunded, 5.25%, 1/01/26                         10,120,000        10,577,323
Washington State Health Care Facilities Authority Revenue,
   Central Washington Health Services, 6.75%, 7/01/29                                            5,000,000         5,281,050

Franklin Federal Tax-Free Income Fund

   Fred Hutchinson Cancer Center, Refunding, Series A, 6.00%, 1/01/33                       $    7,500,000   $     7,553,100
   MultiCare Health System, Series B, Assured Guaranty, 6.00%, 8/15/39                           1,500,000         1,582,350
   MultiCare Health System, Series B, FSA Insured, 5.00%, 8/15/34                               17,550,000        17,402,580
   MultiCare Health System, Series B, FSA Insured, 5.00%, 8/15/41                                9,170,000         8,845,749
   Providence Health and Services, Refunding, Series A, FGIC Insured, 5.00%, 10/01/36            9,750,000         9,720,847
   Providence Health and Services, Refunding, Series C, FSA Insured, 5.25%, 10/01/33            10,000,000        10,237,200
   Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36           250,000           291,965
   Series C, Radian Insured, 5.50%, 8/15/36                                                     16,000,000        15,126,240
   Virginia Mason Medical, Series B, ACA Insured, 6.00%, 8/15/37                                30,000,000        30,143,400
Washington State Higher Education Facilities Authority Revenue, Whitworth University
   Project, Refunding,
   5.375%, 10/01/29                                                                              3,000,000         2,930,400
   5.875%, 10/01/34                                                                              6,000,000         6,098,940
Washington State Public Power Supply System Revenue,
   Nuclear Project No. 2, Refunding, Series A, 6.30%, 7/01/12                                    7,700,000         8,640,247
   Nuclear Project No. 3, Capital Appreciation, Refunding, Series B, zero cpn., 7/01/14         12,450,000        10,941,309
   Nuclear Project No. 3, Capital Appreciation, Series B, ETM, zero cpn., 7/01/14                2,550,000         2,353,115
   Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/12                                6,400,000         6,097,280
   Nuclear Project No. 3, Refunding, Series B, zero cpn., 7/01/13                               11,000,000        10,136,830
                                                                                                             ---------------
                                                                                                                 512,551,724
                                                                                                             ---------------
WEST VIRGINIA 0.5%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative,
   Series A, 5.75%, 7/15/39                                                                      5,500,000         5,782,095
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy
   Supply Co. LLC, Refunding, Series D, 5.50%, 10/15/37                                          9,000,000         8,021,520
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37                              14,000,000        13,332,200
West Virginia State GO, Series A, FGIC Insured, 5.20%, 11/01/26                                 10,000,000        11,113,300
West Virginia State Water Development Water Revenue, Loan Program 2, Refunding,
   Series B, AMBAC Insured, 5.00%, 11/01/29                                                      7,500,000         7,629,225
West Virginia University Revenues, Improvement, West Virginia University Projects,
   Series C, FGIC Insured, 5.00%, 10/01/34                                                      10,000,000         9,929,300
                                                                                                             ---------------
                                                                                                                  55,807,640
                                                                                                             ---------------
WISCONSIN 0.8%
Janesville IDR, Simmons Manufacturing Co., 7.00%, 10/15/17                                       2,200,000         2,202,948
Monroe ROAR, 6.00%, 2/15/39                                                                     11,790,000        11,863,098
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33             25,290,000        28,131,079
Wisconsin State Health and Educational Facilities Authority Revenue,
   Marquette University, Refunding, 5.00%, 10/01/30                                              9,015,000         9,014,369
   Marquette University, Refunding, 5.00%, 10/01/33                                              1,500,000         1,469,325
   Marquette University, Refunding, Series B2, 5.00%, 10/01/30                                   3,470,000         3,469,757
   Marquette University, Series B3, 5.00%, 10/01/33                                              1,750,000         1,714,212
   Ministry Health, FSA Insured, 5.00%, 8/01/31                                                  1,500,000         1,501,890
   Ministry Health, FSA Insured, 5.00%, 8/01/34                                                  8,000,000         7,834,000
   Thedacare Inc., AMBAC Insured, 5.00%, 12/15/30                                               10,000,000         9,332,100
   Thedacare Inc., Series A, 5.50%, 12/15/38                                                     5,000,000         5,110,400
                                                                                                             ---------------
                                                                                                                  81,643,178
                                                                                                             ---------------
U.S. TERRITORIES 2.1%
PUERTO RICO 2.1%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue, Asset-Backed Bonds,
   Refunding, 5.375%, 5/15/33                                                                   19,460,000        19,343,240
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, Series
   Y, Pre-Refunded,
   5.00%, 7/01/36                                                                               62,000,000        72,730,960
   5.50%, 7/01/36                                                                                7,000,000         8,420,510
Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
   Refunding, Series K, 5.00%, 7/01/30                                                          19,190,000        18,430,076
Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facilities
   Financing Authority Industrial Revenue, Guaynabo Warehouse, Series A, 5.15%, 7/01/19            850,000           868,530
Puerto Rico PBA Guaranteed Revenue, Government Facilities,
   Refunding, Series D, 5.25%, 7/01/27                                                           3,265,000         3,239,109
   Refunding, Series N, 5.00%, 7/01/37                                                          20,000,000        17,421,400
   Series D, Pre-Refunded, 5.25%, 7/01/27                                                        8,735,000         9,606,141

Franklin Federal Tax-Free Income Fund

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
(c) Capital Appreciation, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33         $   36,500,000   $    20,860,480
   Convertible Capital Appreciation, first sub., Series A, zero cpn. to 8/01/16, 6.75%
      thereafter, 8/01/32                                                                       25,000,000        17,833,500
(c) first sub., Series A, 5.50%, 8/01/42                                                        30,000,000        29,820,000
                                                                                                             ---------------
                                                                                                                 218,573,946
                                                                                                             ---------------
VIRGIN ISLANDS 0.0%(a)
Virgin Islands Water and Power Authority Electric System Revenue, Refunding, 5.30%,
   7/01/18                                                                                         500,000           501,715
                                                                                                             ---------------
TOTAL U.S. TERRITORIES                                                                                           219,075,661
                                                                                                             ---------------
TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS (COST $9,873,876,515)                                     10,168,137,942
                                                                                                             ---------------
SHORT TERM INVESTMENTS 4.2%
MUNICIPAL BONDS 4.2%
CALIFORNIA 1.4%
(d) Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay, Series A-1, Weekly
   VRDN and Put, 0.20%, 4/01/45                                                                 61,800,000        61,800,000
(d) California State Department of Water Resources Power Supply Revenue, Series B, Sub
   Series B-1, Daily VRDN and Put, 0.17%, 5/01/22                                                3,100,000         3,100,000
California State Revenue, RAN, Sub Series A-1, 3.00%, 5/25/10                                   70,000,000        70,439,600
(d) Metropolitan Water District of Southern California Waterworks Revenue, Series C-2,
   Daily VRDN and Put, 0.19%, 7/01/36                                                           13,700,000        13,700,000
                                                                                                             ---------------
                                                                                                                 149,039,600
                                                                                                             ---------------
FLORIDA 0.7%
(d) Florida State Municipal Power Agency Revenue, All Requirements Power Supply,
   Refunding, Series C, Daily VRDN and Put, 0.20%, 10/01/35                                      7,000,000         7,000,000
(d) Hilisborough County School Board COP, Master Lease Program, Refunding, Series A, NATL
   Insured, Daily VRDN and Put, 0.21%, 7/01/23                                                  25,300,000        25,300,000
(d) Jacksonville Health Facilities Authority Hospital Revenue, Series A, Daily VRDN and
   Put, 0.19%, 8/15/33                                                                          39,850,000        39,850,000
                                                                                                             ---------------
                                                                                                                  72,150,000
                                                                                                             ---------------
KENTUCKY 0.0%(a)
(d) Lexington-Fayetle Urban County Airport Board General Airport Revenue, Refunding,
   Series B, Daily VRDN and Put, 0.20%, 7/01/38                                                  4,990,000         4,990,000
                                                                                                             ---------------
MARYLAND 0.0%(a)
(d) Maryland State Health and Higher Educational Facilities Authority Revenue, Upper
   Chesapeake Hospital, Refunding, Series A, Daily VRDN and Put, 0.21%, 1/01/43                  2,000,000         2,000,000
                                                                                                             ---------------
MINNESOTA 0.1%
(d) Minneapolis and St. Paul Housing and RDA Health Care System Revenue, Allina Health
   System, Refunding, Series B-2, Daily VRDN and Put, 0.20%, 11/15/35                            8,000,000         8,000,000
                                                                                                             ---------------
MISSOURI 0.8%
(d) Missouri Development Finance Board Cultural Facilities Revenue, The Nelson Gallery
   Foundation, Refunding, Series A, Daily VRDN and Put, 0.20%, 12/01/37                         42,900,000        42,900,000
(d) Missouri State Health and Educational Facilities Authority Educational Facilities
   Revenue, St. Louis University, Series B, Daily VRDN and Put, 0.20%, 10/01/24                 39,030,000        39,030,000
                                                                                                             ---------------
                                                                                                                  81,930,000
                                                                                                             ---------------
NEW HAMPSHIRE 0.1%
(d) New Hampshire Health and Education Facilities Authority Revenue, Dartmouth College,
   Refunding, Series B, Daily VRDN and Put, 0.17%, 6/01/41                                       6,300,000         6,300,000
                                                                                                             ---------------
NEW JERSEY 0.3%
(d) Mercer County Improvement Authority Revenue, Atlantic Foundation Project, Refunding,
   Daily VRDN and Put, 0.18%, 9/01/28                                                           10,800,000        10,800,000
(d) New Jersey EDA School Revenue, School Facilities Construction, Series R, Sub Series
   R-1, Daily VRDN and Put, 0.16%, 9/01/31                                                      21,150,000        21,150,000
                                                                                                             ---------------
                                                                                                                  31,950,000
                                                                                                             ---------------

Franklin Federal Tax-Free Income Fund

NORTH CAROLINA 0.2%                                                                         $    9,720,000   $     9,720,000
(d) North Carolina Medical Care Commission Health Care Facilities Revenue,
   Cleveland County Health, Daily VRDN and Put, 0.20%, 1/01/33
   Wake Forest University, Refunding, Series D, Daily VRDN and Put, 0.20%, 7/01/34               4,200,000         4,200,000
(d) North Carolina Medical Care Commission Hospital Revenue, Randolph Hospital,
   Refunding, Daily VRDN and Put, 0.20%, 10/01/37                                               12,710,000        12,710,000
                                                                                                             ---------------
                                                                                                                  26,630,000
                                                                                                             ---------------
OHIO 0.2%
(d) Allen County Hospital Facilities Revenue, Catholic Healthcare, Series A, Daily
   VRDN and Put, 0.20%, 10/01/31                                                                23,600,000        23,600,000
                                                                                                             ---------------
PENNSYLVANIA 0.1%
(d) Geisinger Authority Health System Revenue, Geisinger Health System, Refunding,
   Series A, Daily VRDN and Put, 0.20%, 5/15/35                                                  6,500,000         6,500,000
                                                                                                             ---------------
TEXAS 0.1%
(d) Texas Water Development Board Revenue, State Revolver, sub. lien, Refunding,
   Series A, Daily VRDN and Put, 0.19%, 7/15/19                                                 15,000,000        15,000,000
                                                                                                             ---------------
VIRGINIA 0.2%                                                                                   20,760,000        20,760,000
                                                                                                             ---------------
(d) Norfolk Redevelopment and Housing Authority Revenue, Old Dominion University
   Project, Refunding, Daily VRDN and Put, 0.20%, 8/01/33
TOTAL SHORT TERM INVESTMENTS (COST $448,789,218)                                                                 448,849,600
                                                                                                             ---------------
TOTAL INVESTMENTS (COST $10,322,665,733) 99.7%                                                                10,616,987,542
OTHER ASSETS, LESS LIABILITIES 0.3%                                                                               34,836,935
                                                                                                             ---------------
NET ASSETS 100.0%                                                                                            $10,651,824,477
                                                                                                             ===============

(a)  Rounds to less than 0.1% of net assets.

(b) The Internal Revenue Service (IRS) issued a preliminary adverse determination, ruling that the income generated by the bond was taxable. The issuer of the bond was contesting this determination and, until this was finalized, the Fund continued to recognize interest income earned on the bond as tax-exempt. In March 2010, the Fund received notice that the IRS withdrew its preliminary adverse determination.

(c)  Security purchased on a when-issued or delayed delivery basis.

(d) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund

STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

ABBREVIATIONS

SELECTED PORTFOLIO

ACA   American Capital Access Holdings Inc.
AMBAC American Municipal Bond Assurance Corp.
BHAC  Berkshire Hathaway Assurance Corp.
CDA   Community Development Authority/Agency
CIFG  CDC IXIS Financial Guaranty
COP   Certificate of Participation
EDA   Economic Development Authority
EDC   Economic Development Corp.
EDR   Economic Development Revenue
ETM   Escrow to Maturity
FGIC  Financial Guaranty Insurance Co.
FHA   Federal Housing Authority/Agency
FICO  Financing Corp.
FNMA  Federal National Mortgage Association
FSA   Financial Security Assurance Inc.
GNMA  Government National Mortgage Association
GO    General Obligation
HDA   Housing Development Authority/Agency
HFA   Housing Finance Authority/Agency
HFAR  Housing Finance Authority Revenue
HFC   Housing Finance Corp.
IDA   Industrial Development Authority/Agency
IDAR  Industrial Development Authority Revenue
IDB   Industrial Development Bond/Board
IDC   Industrial Development Corp.
IDR   Industrial Development Revenue
ISD   Independent School District
MFHR  Multi-Family Housing Revenue
MFR   Multi-Family Revenue
MTA   Metropolitan Transit Authority
NATL  National Public Financial Guarantee Corp.
PBA   Public Building Authority
PCC   Pollution Control Corp.
PCR   Pollution Control Revenue
PUD   Public Utility District
RAN   Revenue Anticipation Note
RDA   Redevelopment Agency/Authority
RDAR  Redevelopment Agency Revenue
SFM   Single Family Mortgage
SFMR  Single Family Mortgage Revenue
UHSD  Unified/Union High School District
USD   Unified/Union School District
XLCA  XL Capital Assurance

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Federal Tax-Free Income Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Federal Tax-Free Income Fund (Fund).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At January 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $10,321,533,023
                                             ===============
Unrealized appreciation                      $   431,890,042
Unrealized depreciation                         (136,435,523)
                                             ---------------
Net unrealized appreciation (depreciation)   $   295,454,519
                                             ===============

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At January 31, 2010, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying this provision.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010


By /s/GASTON GARDEY
  -----------------
  Gaston Gardey
  Chief Financial Officer and
    Chief Accounting Officer
Date  March 30, 2010